--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

        Goldman Sachs Trust
        FINANCIAL SQUARE FUNDS




                          o Prime Obligations Fund

                          o Money Market Fund

                          o Premium Money Market Fund

                          o Treasury Obligations Fund

                          o Treasury Instruments Fund

                          o Government Fund

                          o Federal Fund

                          o Tax-Free Money Market Fund




SEMIANNUAL REPORT                                                     Goldman
June 30, 1998                                                         Sachs
                                                                      [LOGO]

--------------------------------------------------------------------------------
GOLDMAN SACHS TRUST
FINANCIAL SQUARE FUNDS

---------------------------------------  ---------------------------------------
TAXABLE FUNDS

FINANCIAL SQUARE PRIME OBLIGATIONS FUND. A diversified money market portfolio which invests in obligations of U.S. banks, commercial paper and other high quality, short-term obligations of U.S. companies, securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements.

FINANCIAL SQUARE MONEY MARKET FUND. A diversified money market portfolio which invests in obligations of U.S. banks and foreign banks, commercial paper and other high-quality, short-term obligations of U.S. and foreign companies payable in U.S. dollars, securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements.

FINANCIAL SQUARE PREMIUM MONEY MARKET FUND. A diversified money market portfolio which invests in securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agreements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND. Rated "AAA" by Standard & Poor's Ratings Group and "Aaa" by Moody's Investors Services, Inc., the fund invests in securities issued or guaranteed by the U.S. Treasury which are backed by the full faith and credit of the U.S. Government, and repurchase agreements collateralized by such securities.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND. The Fund invests in securities issued or guaranteed by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

FINANCIAL SQUARE GOVERNMENT FUND. The Fund invests in securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements collateralized by such securities.

FINANCIAL SQUARE FEDERAL FUND. The Fund invests in securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

TAX-EXEMPT FUND

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND. The Fund invests in securities issued by or on behalf of states, territories and possessions of the United States, its political subdivisions, agencies, authorities, and instrumentalities, and the District of Columbia, the interest from which is exempt from federal income tax.

                                         ---------------------------------------
---------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE PRIME OBLIGATIONS FUND
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                            Cost

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS--29.9%
BANK HOLDING COMPANIES
BankAmerica Corp.
$100,000,000              5.50%                      07/06/98                     $   99,923,613
Bankers Trust Securities Corp.
  15,000,000              5.43                       09/02/98                         14,857,463
Ford Motor Credit Company
  40,000,000              5.49                       07/24/98                         39,859,700
BUSINESS CREDIT INSTITUTIONS
CIT Group Holdings, Inc.
  20,000,000              6.50                       07/13/98                         20,005,027
General Electric Capital Corp.
  35,000,000              5.43                       08/24/98                         34,714,925
  75,000,000              5.43                       08/26/98                         74,366,500
 100,000,000              5.53                       09/02/98                         99,032,250
  17,000,000              5.54                       09/08/98                         16,819,488
COMMERCIAL BANKS
CP Trust Certificates Series 1996-1
  85,000,000              5.84                       03/30/99                         85,000,000
LIFE INSURANCE
Prudential Funding Corp.
  50,000,000              5.52                       09/09/98                         49,463,333
Prudential Insurance Company of America
  35,000,000              5.51                       08/28/98                         34,689,297
RECEIVABLE/ASSET FINANCINGS
Asset Portfolio Funding
  35,000,000              5.53                       07/09/98                         34,956,989
Corporate Receivables Corp.
  50,000,000              5.54                       07/06/98                         49,961,528
  50,000,000              5.53                       07/22/98                         49,838,708
Enterprise Funding Corp.
  95,939,000              5.53                       07/08/98                         95,835,839
  14,975,000              5.53                       07/09/98                         14,956,597
  46,677,000              5.52                       08/17/98                         46,340,614
  27,886,000              5.52                       08/19/98                         27,676,483
Falcon Asset Securitization Corp.
  28,850,000              5.53                       07/20/98                         28,765,798
  29,375,000              5.52                       08/17/98                         29,163,304
  15,405,000              5.51                       08/25/98                         15,275,320
Park Avenue Receivables Corp.
   9,351,000              5.55                       08/20/98                          9,278,919
Receivables Capital Corp.
  42,128,000              5.53                       07/22/98                         41,992,102
Riverwoods Funding Corp.
  50,000,000              5.52                       09/15/98                         49,417,333

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                            Cost

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS (CONTINUED)
RECEIVABLE/ASSET FINANCINGS (CONTINUED)
WCP Funding Corp.
$  5,000,000              5.53%                      07/15/98                     $    4,989,247
  15,000,000              5.52                       07/22/98                         14,951,700
  25,000,000              5.53                       07/22/98                         24,919,354
  40,550,000              5.54                       09/04/98                         40,144,387
SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES
Bear Stearns Companies, Inc.
 100,000,000              5.53                       07/29/98                         99,570,278
  75,000,000              5.53                       09/02/98                         74,274,188
  10,000,000              5.51                       09/08/98                          9,894,392
JP Morgan Securities, Inc
  40,000,000              5.51                       09/14/98                         39,540,833
  50,000,000              5.63                       10/05/98                         50,000,000
Salomon Smith Barney Holdings, Inc.
  80,000,000              5.47                       07/13/98                         79,854,133
------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS                                  $1,500,329,642
------------------------------------------------------------------------------------------------
BANK NOTES--11.5%
BankBoston, N.A.
$ 25,000,000              5.72%                      07/06/98                     $   25,000,000
  50,000,000              5.74                       04/15/99                         49,984,886
FCC National Bank
  60,000,000              6.01                       07/06/98                         59,999,765
First National Bank of Boston, N.A.
  50,000,000              5.99                       08/13/98                         50,000,000
  25,000,000              5.97                       10/21/98                         25,000,000
First Tennessee Bank, N.A.
  40,000,000              5.65                       03/02/99                         39,987,165
  50,000,000              5.82                       04/30/99                         49,976,171
First Union National Bank
  50,000,000              5.56                       09/21/98                         50,000,000
Greenwood Trust Co.
  45,000,000              5.59                       08/18/98                         45,000,000
Huntington National Bank
  50,000,000              5.82                       11/13/98                         49,992,921
JP Morgan Securities, Inc.
  50,000,000              5.75                       03/10/99                         50,000,000
Merrill Lynch & Co., Inc.
  45,000,000              5.97                       08/14/98                         45,000,000
PNC Bank, N.A.
  35,000,000              5.71                       04/26/99                         34,983,527
------------------------------------------------------------------------------------------------
TOTAL BANK NOTES                                                                  $  574,924,435
------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal               Interest                   Maturity                     Amortized
   Amount                  Rate                       Date                          Cost

---------------------------------------------------------------------------------------------
CORPORATE BONDS--3.0%
Dakota Certificates of Standard Credit Card
 Master Trust
$ 40,000,000               5.54%                    07/06/98                   $   39,969,222
  10,000,000               5.55                     07/06/98                        9,992,292
  40,000,000               5.51                     07/23/98                       39,865,311
  25,000,000               5.51                     09/09/98                       24,732,153
  35,000,000               5.51                     09/10/98                       34,619,657
---------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                                          $  149,178,635
---------------------------------------------------------------------------------------------
TAXABLE MUNICIPAL NOTES--0.3%
Ocean Spray Cranberries, Inc.
$ 15,000,000               5.66%                    07/01/98                   $   15,000,000
---------------------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL NOTES                                                  $   15,000,000
---------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES(A)--35.5%
Allmerica Funding
$ 25,000,000               5.77%                    05/10/99                   $   25,000,000
Bank One Texas
  75,000,000               5.47                     07/01/98                       75,000,000
Caterpillar Financial Services Corp.
  50,000,000               5.66                     03/26/99                       50,016,955
Comerica Bank Detroit
 150,000,000               5.55                     06/10/99                      149,902,907
Commonwealth Life Insurance Co.
  55,000,000               5.81                     05/06/99                       55,000,000
Corestates Bank, N.A.
  45,000,000               5.65                     07/30/98                       45,000,000
  25,000,000               5.61                     01/28/99                       25,000,000
  40,000,000               5.60                     04/23/99                       40,000,000
FCC National Bank
  40,000,000               5.32                     07/28/98                       39,997,702
First National Bank of Chicago
  40,000,000               5.52                     06/02/99                       39,972,855
First Tennessee Bank, N.A.
  30,000,000               5.57                     04/23/99                       29,988,079
First U.S.A. Bank
  15,000,000               5.66                     02/01/99                       15,030,391
JP Morgan Securities, Inc.
  30,000,000               5.61                     04/05/99                       29,993,294
  50,000,000(b)            5.55                     07/07/99                       49,970,750
Keybank N.A.
 100,000,000               5.57                     02/22/99                       99,965,500
  19,500,000               5.61                     08/03/98                       19,499,913
  30,000,000               5.61                     10/09/98                       29,999,194
  25,000,000               5.61                     01/25/99                       25,000,000
  25,000,000               5.61                     01/29/99                       25,000,000
  50,000,000               5.61                     03/16/99                       50,000,000
  28,250,000               5.94                     04/29/99                       28,321,168

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                            Cost

------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (CONTINUED)
Morgan Stanley Dean Witter
$ 20,000,000              5.41%                      08/03/98                     $   20,001,448
  60,000,000              5.62                       11/20/98                         60,000,000
  80,000,000              5.61                       01/19/99                         80,000,000
Nationsbank Corp.
  25,000,000              5.64                       12/14/98                         25,000,000
New York Life Insurance Co.
  40,000,000              5.67                       12/03/98                         40,000,000
  25,000,000              5.67                       03/23/99                         25,000,000
Old Kentucky Bank & Trust Co.
  35,000,000              5.60                       04/30/99                         34,985,786
Pacific Mutual Life Insurance Co.
  50,000,000              5.64                       03/01/99                         50,000,000
PNC Bank, N.A.
  75,000,000              5.75                       07/17/98                         74,997,780
 100,000,000              5.53                       07/02/99                         99,926,159
Seattle Washington Tax Series 1994
  25,000,000              5.68                       07/01/98                         25,000,000
SMM Trust Series 1997- X
  35,000,000              5.66                       12/14/98                         35,000,000
Southtrust Bank of Alabama, N.A.
  45,000,000              5.56                       09/08/98                         44,995,820
  40,000,000              5.57                       04/21/99                         39,984,213
 100,000,000              5.54                       06/14/99                         99,939,095
Texas State Vet Series 1996 A
  14,255,000              5.68                       07/01/98                         14,255,000
U.S. Bank, N.A.
  65,000,000              5.54                       06/16/99                         64,963,155
------------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES                                                  $1,781,707,164
------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--9.2%
Bank of America National Trust & Savings
 Association
$ 55,250,000              5.63%                      02/26/99                     $   55,229,105
Bankers Trust Securities Corp.
  40,000,000              5.72                       03/30/99                         39,988,578
  50,000,000              5.77                       05/21/99                         49,974,106
Chase Manhattan Bank
 180,000,000              5.62                       07/07/98                        180,000,000
Crestar Bank
 100,000,000              5.57                       08/24/98                        100,000,000
Mellon Bank, N.A.
  35,000,000              5.57                       09/08/98                         35,000,000
------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                                     $  460,191,789
------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE PRIME OBLIGATIONS FUND (continued)
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                   Maturity                     Amortized
   Amount                Rate                       Date                          Cost

----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--11.5%
Joint Repurchase Agreement Account(c)
$176,300,000             5.90%                    07/01/98                   $  176,300,000
Joint Repurchase Agreement Account II
 400,000,000             5.83                     07/01/98                      400,000,000
----------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                  $  576,300,000
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                            $5,057,631,665(d)

--------------------------------------------------------------------------------
(a) Variable rate security-base index is either U.S. Treasury Bill, one or three month LIBOR, one month commercial paper, Federal Funds, or Prime lending rate.
(b) When-issued security.
(c) A portion of this security is being segregated for a when-issued security.
(d) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE MONEY MARKET FUND
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                       Amortized
  Amount                 Rate                          Date                            Cost
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS--29.0%
BANK HOLDING COMPANIES
Banca CRT Financial Corp.
$ 9,000,000              5.48%                       08/31/98                     $    8,916,430
 20,000,000              5.47                        09/01/98                         19,810,900
 10,000,000              5.47                        09/08/98                          9,895,158
 10,000,000              5.47                        09/15/98                          9,884,522
Banque Et Caisse Epargne
 50,000,000              5.46                        07/07/98                         49,954,500
BCI Funding Corp.
 50,000,000              5.51                        09/08/98                         49,471,958
Den Danske Bank Corp.
 50,000,000              5.51                        07/07/98                         49,954,083
Generale Bank, Inc.
 20,000,000              5.52                        07/07/98                         19,981,600
  9,550,000              5.45                        09/02/98                          9,458,917
IMI Funding Corp., U.S.A.
 22,070,000              5.55                        07/01/98                         22,070,000
 39,254,000              5.47                        09/03/98                         38,872,277
Lloyds Bank PLC
 50,000,000              5.47                        07/07/98                         49,954,417
Rose One Plus
 39,348,000              5.54                        07/28/98                         39,184,509
 40,000,000              5.55                        07/29/98                         39,827,333
 51,874,000              5.55                        09/01/98                         51,378,171
 65,861,000              5.55                        09/03/98                         65,211,171
Unifunding, Inc.
 50,000,000              5.45                        09/09/98                         49,470,139
Westpac Capital Corp.
 20,000,000              5.47                        07/07/98                         19,981,767
BUSINESS CREDIT INSTITUTIONS
Eksportfinans
 30,000,000              5.47                        07/02/98                         29,995,442
General Electric Capital Corp.
 50,000,000              5.53                        09/02/98                         49,516,125
 50,000,000              5.54                        09/08/98                         49,469,083
Siemens Capital Corp.
 25,000,000              5.46                        07/09/98                         24,969,667
COMMERCIAL BANKS
CP Trust Certificates Series 1996-1
 60,000,000              5.84(a)                     03/30/99                         60,000,000
CP Trust Certificates Series 1996-2
 50,000,000              5.87(a)                     12/28/98                         50,000,000

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                            Cost
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS (CONTINUED)
FOOD PRODUCTS
Diageo Capital PLC
$ 35,000,000              5.47%                      08/26/98                     $   34,702,189
LIFE INSURANCE
General Electric Financial Assurance Holdings
  25,000,000              5.50                       07/08/98                         24,973,264
RECEIVABLE/ASSET FINANCINGS
CC USA, Inc.
   7,000,000              5.55                       07/15/98                          6,984,892
  40,000,000              5.51                       09/03/98                         39,608,178
Corporate Receivables Corp.
  50,000,000              5.52                       09/10/98                         49,455,667
Edison Asset Securitization Corp.
  15,981,000              5.55                       09/10/98                         15,806,075
Four Winds Funding
  13,122,000              5.53                       07/21/98                         13,081,686
  75,000,000              5.53                       09/15/98                         74,124,417
Receivables Capital Corp.
  20,589,000              5.52                       07/23/98                         20,519,546
Riverwoods Funding Corp.
  50,000,000              5.53                       07/22/98                         49,838,708
  50,000,000              5.52                       09/15/98                         49,417,333
WCP Funding, Inc.
  45,000,000              5.53                       07/15/98                         44,903,225
Windmill Funding
  40,000,000              5.52                       09/15/98                         39,533,867
SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES
Bear Stearns Companies, Inc.
  50,000,000              5.53                       07/29/98                         49,785,139
  37,000,000              5.52                       09/15/98                         36,568,827
JP Morgan Securities, Inc.
  50,000,000              5.63                       10/05/98                         50,000,000
------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS                                  $1,466,531,182
------------------------------------------------------------------------------------------------
BANK NOTES--4.1%
Bank of Western Australia Ltd.
$ 30,000,000              5.65%                      02/19/99                     $   29,987,976
BankBoston, N.A.
  35,000,000              5.72                       07/06/98                         35,000,000
First National Bank of Boston, N.A.
  25,000,000              6.00                       08/17/98                         25,000,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE MONEY MARKET FUND (continued)
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                            Cost
------------------------------------------------------------------------------------------------
BANK NOTES (CONTINUED)
Huntington National Bank
$  7,000,000              5.82%                      11/13/98                     $    6,999,009
JP Morgan Securities, Inc.
  45,000,000              5.75                       03/10/99                         45,000,000
Merrill Lynch & Co., Inc.
  10,000,000              5.97                       08/14/98                         10,000,000
National Australia Bank Ltd.
  26,000,000              5.85                       10/05/98                         25,997,811
Svenska Handelsbanken
  30,000,000              5.69                       09/08/98                         30,002,638
------------------------------------------------------------------------------------------------
TOTAL BANK NOTES                                                                  $  207,987,434
------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - FOREIGN EURODOLLAR--0.5%
Abbey National Treasury Services
$ 25,000,000              5.86%                      11/12/98                     $   25,000,000
------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT - FOREIGN EURODOLLAR                                $   25,000,000
------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - YANKEEDOLLAR--10.2%
Bank Austria, New York
$ 25,000,000              5.71%                      06/07/99                     $   24,978,759
Credit Agricole Indosuez, New York
  60,000,000              5.95                       08/13/98                         59,996,622
  15,000,000              5.74                       04/26/99                         14,992,942
Creditanstalt, New York
  50,000,000              5.85                       05/03/99                         49,979,956
Istituto Bancario, New York
  10,000,000              5.81                       10/07/98                         10,001,008
National Bank of Canada, New York
  45,000,000              5.76                       06/10/99                         44,975,637
Societe Generale, New York
  25,000,000              5.91                       10/20/98                         24,993,097
  50,000,000              5.73                       03/08/99                         49,986,883
  30,000,000              5.71                       03/29/99                         29,991,467
  30,000,000              5.63                       04/06/99                         29,961,235
  35,000,000              5.76                       04/16/99                         34,989,385
Swiss Bank Corp., New York
 100,000,000              5.71                       07/02/98                        100,000,155
  15,000,000              5.74                       06/09/99                         14,991,901
Westpac Banking Corp., New York
  25,000,000              5.77                       05/12/99                         24,987,608
------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT -YANKEEDOLLAR                                       $  514,826,655
------------------------------------------------------------------------------------------------

 Principal               Interest                     Maturity                     Amortized
   Amount                  Rate                         Date                          Cost
-----------------------------------------------------------------------------------------------
TAXABLE MUNICIPAL NOTES--1.1%
Florida Housing Finance Authority
$ 28,100,000               5.61%(a)                   07/07/98                   $   28,100,000
Illinois Health & Education Facilities Authority for Elmhurst Memorial
 Series 1998 B
  29,400,000               5.80                       07/07/98                       29,400,000
-----------------------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL NOTES                                                    $   57,500,000
-----------------------------------------------------------------------------------------------
TIME DEPOSIT--9.9%
FCC National Bank(c)
$200,000,000               6.00%                      07/01/98                   $  200,000,000
Keybank, N.A.
 200,000,000               6.00                       07/01/98                      200,000,000
Swede Bank
 100,000,000               6.00                       07/01/98                      100,000,000
-----------------------------------------------------------------------------------------------
TOTAL TIME DEPOSIT                                                               $  500,000,000
-----------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES(A)--44.7%
Abbey National Treasury Services
$ 25,000,000               5.48%                      06/01/99                   $   24,975,119
Allmerica Funding
  25,000,000               5.77                       05/10/99                       25,000,000
Banca CRT Financial Corp.
  20,000,000               5.59                       07/01/99                       19,990,538
  25,000,000               5.59                       07/02/99                       24,988,152
Bank of Austria, New York
  50,000,000               5.53                       06/04/99                       49,968,052
Bank of Scotland Treasury Services
  50,000,000               5.56                       09/22/98                       49,995,102
Barclays Bank PLC
 125,000,000               5.52                       06/02/99                      124,912,925
Bayerische Landesbank
  75,000,000               5.52                       06/29/99                       74,945,013
Bear Stearns Companies, Inc.(b)
  45,000,000               5.78                       09/18/98                       45,016,245
Comerica Bank Detroit
  50,000,000               5.54                       07/17/98                       49,998,705
  12,000,000               5.55                       09/11/98                       11,998,510
Corestates Bank, N.A.
  25,000,000               5.61                       01/28/99                       25,000,000
Dauphin Deposit Bank & Trust
  50,000,000               5.61                       07/14/98                       50,000,070
  15,000,000               5.63                       08/04/98                       14,999,457
Den Danske Bank Corp.
  30,000,000               5.60                       03/25/99                       29,997,902
  20,000,000(b)            5.56                       07/02/99                       19,990,152

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal               Interest                   Maturity                     Amortized
   Amount                  Rate                       Date                          Cost
---------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (CONTINUED)
FCC National Bank
$ 40,000,000               5.32%                    07/28/98                   $   39,997,702
First Tennessee Bank, N.A.
  30,000,000               5.57                     04/23/99                       29,988,079
First U.S.A. Bank
  10,000,000               5.99                     09/10/98                       10,006,873
General Electric Capital Corp.
  75,000,000               5.61                     11/09/98                       75,000,000
Istituto Bancario, New York
  85,000,000               5.54                     04/14/99                       84,967,317
 100,000,000               5.57                     05/24/99                       99,938,485
  20,000,000               5.56                     06/08/99                       19,987,130
JP Morgan Securities, Inc.
  20,000,000               5.61                     04/05/99                       19,995,529
  75,000,000(b)            5.55                     07/07/99                       74,956,125
Keybank N.A.
  35,000,000               5.57                     02/22/99                       34,987,925
Merrill Lynch & Co., Inc.
  50,000,000               5.60                     01/19/99                       50,000,000
  70,000,000               5.61                     01/25/99                       70,000,000
  25,000,000               5.61                     01/29/99                       25,000,000
  35,000,000               5.61                     02/09/99                       35,000,000
  30,000,000               5.61                     03/16/99                       30,000,000
Morgan Stanley Dean Witter
  80,000,000               5.61                     01/15/99                       79,995,812
Nationsbank Corp.
  25,000,000               5.64                     12/14/98                       25,000,000
New York Life Insurance Co.
  40,000,000               5.67                     12/03/98                       40,000,000
  25,000,000               5.67                     03/23/99                       25,000,000
Old Kentucky Bank & Trust Co.
  30,000,000               5.60                     04/30/99                       29,987,817
PNC Bank, N.A.
  25,000,000               5.75                     07/17/98                       24,999,260
  50,000,000(b)            5.55                     07/01/99                       49,965,000
Postipankki Ltd.
 100,000,000               5.64                     07/08/98                      100,000,000
 100,000,000               5.69                     08/04/98                      100,000,000
  25,000,000               5.63                     02/09/99                       24,992,526
SMM Trust Series 1997-X
  35,000,000               5.66                     12/14/98                       35,000,000
Societe Generale, New York
  45,000,000               5.58                     05/07/99                       44,982,935
  25,000,000               5.57                     05/26/99                       24,983,138

 Principal             Interest                   Maturity                     Amortized
   Amount                Rate                       Date                          Cost
----------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (CONTINUED)
Southtrust Bank of Alabama, N.A.
$ 75,000,000             5.56%                    09/11/98                   $   74,992,721
  40,000,000             5.57                     04/21/99                       39,984,213
SunAmerica Life Insururance Co.
  50,000,000             5.74                     09/02/98                       50,000,000
Svenska Handelsbanken
 150,000,000             5.54                     06/01/99                      149,918,815
----------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES                                             $2,261,403,344
----------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--1.0%
Chase Manhattan Bank
$ 50,000,000             5.62%                    07/07/98                   $   50,000,000
----------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                                $   50,000,000
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--3.1%
Joint Repurchase Agreement Account(c)
$104,600,000             5.90%                    07/01/98                   $  104,600,000
Joint Repurchase Agreement Account II(c)
  50,000,000             5.83                     07/01/98                       50,000,000
----------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                  $  154,600,000
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                            $5,237,848,615(d)
----------------------------------------------------------------------------------------------

(a) Variable rate security-base index is either U.S. Treasury Bill, one or three month LIBOR, one month commercial paper, Federal Funds, or Prime lending rate.
(b) When-issued security.
(c) A portion of this security is being segregated for when-issued securities.
(d) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE PREMIUM MONEY MARKET FUND
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

  Principal             Interest                   Maturity                    Amortized
   Amount                 Rate                       Date                         Cost
------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS--27.3%
BANK HOLDING COMPANIES
IMI Funding Corp., U.S.A.
$     2,742,000               5.46%                    08/28/98               $  2,717,880
Rose One Plus
      5,795,000               5.55                     07/29/98                  5,769,985
      4,000,000               5.53                     08/28/98                  3,964,362
BUSINESS CREDIT INSTITUTIONS
Eksportfinans
      5,000,000               5.47                     07/02/98                  4,999,240
General Electric Capital Corp.
      5,000,000               5.53                     09/02/98                  4,951,613
ELECTRIC GAS & SANITARY UTILITY
Province of Quebec
      5,000,000               5.53                     07/15/98                  4,989,247
RECEIVABLE/ASSET FINANCINGS
Asset Portfolio Funding
      5,000,000               5.52                     07/21/98                  4,984,667
CC USA, Inc.
      4,460,000               5.47                     08/17/98                  4,428,149
      2,000,000               5.51                     09/03/98                  1,980,587
Corporate Receivables Corp.
     10,000,000               5.53                     07/22/98                  9,967,742
Four Winds Funding
      4,780,000               5.53                     08/25/98                  4,739,616
Park Avenue Receivables Corp.
     10,000,000               5.55                     08/20/98                  9,922,917
Receivables Capital Corp.
      6,011,000               5.53                     08/14/98                  5,970,372
WCP Funding Corp.
     10,000,000               5.54                     09/04/98                  9,900,333
Windmill Funding
      6,828,000               5.58                     07/17/98                  6,811,067
SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES
Bear Stearns Companies, Inc.
     10,000,000               5.53                     07/29/98                  9,957,028
      3,000,000               5.52                     09/15/98                  2,965,040
------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS                              $ 99,019,845
------------------------------------------------------------------------------------------

    Principal              Interest                 Maturity                Amortized
     Amount                  Rate                     Date                     Cost
---------------------------------------------------------------------------------------
BANK NOTES--2.6%
Hydro Quebec
       $ 5,510,000               7.74%                  02/26/99           $  5,578,555
National Australia Bank Ltd.
         4,000,000               5.63                   10/16/98              3,999,548
---------------------------------------------------------------------------------------
TOTAL BANK NOTES                                                           $  9,578,103
---------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - YANKEEDOLLAR--8.8%
Credit Agricole Indosuez, New York
       $ 1,000,000               5.95%                  08/13/98           $    999,944
Deutsche Bank, New York
         5,000,000               5.65                   03/22/99              4,998,094
Landesbank Hessen Thuringen Girozentrale
         3,000,000               5.94                   10/23/98              2,999,463
National Bank of Canada, New York
         5,000,000               5.76                   06/10/99              4,997,293
Societe Generale, New York
         2,000,000               5.72                   03/05/99              1,999,352
         3,000,000               5.63                   04/06/99              2,996,123
Swiss Bank Corp., New York
         5,000,000               5.71                   07/02/98              5,000,008
         5,000,000               5.74                   06/09/99              4,997,300
Westpac Banking Corp., New York
         3,000,000               5.77                   05/12/99              2,998,513
---------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT - YANKEEDOLLAR                               $ 31,986,090
---------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES(A)--30.9%
Abbey National Treasury Services
       $10,000,000               5.49%                  06/15/99           $  9,990,125
American Express Centurion Bank
         5,000,000               5.68                   11/23/98              5,001,517
Bank of Austria, New York
         5,000,000               5.53                   06/04/99              4,996,805
Barclays Bank PLC
         5,000,000               5.52                   06/02/99              4,996,381
Bayerische Landesbank
         5,000,000               5.53                   02/25/99              4,997,788
         2,000,000               5.53                   03/23/99              1,998,872
Comerica Bank Detroit
         3,000,000               5.55                   09/11/98              2,999,628
         5,000,000               5.55                   06/10/99              4,996,764

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (CONTINUED)
Corestates Bank, N.A.
$ 5,000,000               5.61%                        10/30/98                       $  5,000,000
Den Danske Bank Corp.
  5,000,000               5.60                         03/25/99                          4,999,650
First Chicago Corp.
  2,000,000               5.84                         11/09/98                          2,001,585
First Tennessee Bank, N.A.
  5,000,000               5.57                         04/23/99                          4,998,013
First U.S.A. Bank
  5,000,000               5.66                         02/01/99                          5,010,130
General Electric Capital Corp.
  5,000,000               5.61                         11/09/98                          5,000,000
Istituto Bancario, New York
  5,000,000               5.57                         05/24/99                          4,996,924
JP Morgan Securities, Inc.(b)
  5,000,000               5.55                         07/07/99                          4,997,075
Merrill Lynch & Co., Inc.
  2,000,000               5.61                         08/03/98                          1,999,991
  5,000,000               5.61                         01/25/99                          5,000,000
Morgan Stanley Dean Witter
  5,000,000               5.61                         01/15/99                          4,999,738
Old Kentucky Bank & Trust Co.
  5,000,000               5.60                         04/30/99                          4,997,969
SMM Trust Series 1997-X
  2,000,000               5.66                         12/14/98                          2,000,000
Societe Generale, New York
  3,000,000               5.78                         09/11/98                          2,999,625
Southtrust Bank of Alabama, N.A.
  3,000,000               5.56                         09/08/98                          2,999,721
  5,000,000               5.57                         04/21/99                          4,998,027
Svenska Handelsbanken
  5,000,000               5.54                         06/01/99                          4,997,294
--------------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES                                                      $111,973,622
--------------------------------------------------------------------------------------------------

 Principal             Interest                     Maturity                      Amortized
  Amount                 Rate                         Date                           Cost
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--31.8%
Joint Repurchase Agreement Account(c)
$88,200,000              5.90%                      07/01/98                     $ 88,200,000
Lehman Government Securities, dated 06/30/98, repurchase price
 $10,001,611 (FHLMC: $10,204,416, 6.50%-8.50%, 08/01/06-06/01/18)
 10,000,000              5.80                       07/01/98                       10,000,000
Swiss Bank Corp., dated 06/30/98, repurchase price $17,002,753
 (U.S. Treasury Note: $17,360,028, 5.38%, 06/30/03)
 17,000,000              5.83                       07/01/98                       17,000,000
------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                      $115,200,000
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                $367,757,660(d)
------------------------------------------------------------------------------------------------

(a) Variable rate security-base index is either U.S. Treasury Bill, one or three month LIBOR, one month commercial paper, Federal Funds, or Prime lending rate.
(b) When-issued security.
(c) A portion of this security is being segregated for a when-issued security.
(d) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TREASURY OBLIGATIONS FUND
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

  Principal              Interest                   Maturity                     Amortized
    Amount                 Rate                       Date                          Cost
---------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--11.4%
United States Treasury Notes
$   75,000,000             5.88%                    11/02/98                   $   75,038,340
    50,000,000             5.88                     02/01/99                       50,055,002
    65,000,000             8.88                     02/16/99                       66,318,886
   102,000,000             6.25                     03/31/99                      102,544,328
    52,000,000             7.00                     04/15/99                       52,580,465
    85,000,000             6.38                     04/30/99                       85,532,536
    60,000,000             6.38                     05/17/99                       60,390,000
    60,000,000             6.25                     06/01/99                       60,370,368
---------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                                $  552,829,925
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--88.8%
Bear Stearns Companies, Inc., dated 06/30/98, repurchase price
 $215,035,236 (total collateral value $220,471,041 consisting of U.S.
 Treasury Bill: 12/17/98; U.S. Treasury Notes: 5.75%-7.75%, 08/15/99-
 11/30/01)
$  215,000,000             5.90%                    07/01/98                   $  215,000,000
BZW Securities, dated 06/30/1998, repurchase price $170,027,625 (total collateral value $173,400,941 consisting of U.S. Treasury Stripped
 Interest Only Securities: 08/15/98-05/15/05; U.S. Treasury Stripped
 Principal Only Securities: 11/15/98-11/15/04; U.S. Treasury Notes: 4.75%-
 8.88%, 07/31/98-02/15/04, U.S. Treasury Bonds: 8.25%-13.13%, 05/15/01-
 05/15/05)
   170,000,000             5.85                     07/01/98                      170,000,000
C.S. First Boston Corp., dated 06/30/98, repurchase price $60,010,083
 (U.S. Treasury Stripped Interest Only Securities: $62,189,651, 08/15/02-
 02/15/08)
    60,000,000             6.05                     07/01/98                       60,000,000
Chase Manhattan Securities, dated 06/30/98, repurchase price $215,035,236
 (U.S. Treasury Notes: $219,300,850, 5.25%-8.75%, 06/30/00-05/31/01)
   215,000,000             5.90                     07/01/98                      215,000,000
CIBC Oppenheimer, Inc., dated 06/30/98, repurchase price $207,032,488
 (total collateral value $211,141,237 consisting of U.S. Treasury Bill:
 10/15/98; U.S. Treasury Notes: 5.00%-7.50%, 02/15/99-10/31/02)
   207,000,000             5.65                     07/01/98                      207,000,000
Dresdner Kleinwort Benson, Dated 06/30/98, Repurchase Price $215,034,042
 (total collateral value $219,304,721 consisting of U.S. Treasury Bill:
 08/13/98; US Treasury Stripped Interest Only Security: 3.38%, 01/15/07;
 U.S. Treasury Notes: 4.75%-8.88%, 07/31/98-02/15/05)
   215,000,000             5.70                     07/01/98                      215,000,000
Goldman, Sachs & Co., dated 06/30/98, repurchase price $215,034,639 (U.S.
 Treasury Note: $219,300,427, 5.38%, 06/30/03)
   215,000,000             5.80                     07/01/98                      215,000,000

  Principal             Interest                 Maturity                   Amortized
    Amount                Rate                     Date                        Cost
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Joint Repurchase Agreement Account
$2,039,000,000            5.90%                  07/01/98                 $2,039,000,000
JP Morgan Securities, Inc., dated 06/30/98, repurchase price
 $215,034,639 (total collateral value $219,300,967 consisting of U.S.
 Treasury Note: 5.38%, 06/30/00; FNMA: 5.63%-6.32%, 07/02/98-12/10/02;
 FHLMC: 5.75%-7.20%, 07/09/98-07/31/07; FHLB: 5.97%-6.00%, 07/22/98-
 09/02/98; FCSB: 5.75%-6.19%, 07/01/98-12/29/00)
   215,000,000            5.80                   07/01/98                    215,000,000
Lehman Government Securities, Inc., dated 06/30/98, repurchase price
 $150,024,375 (total collateral value $152,954,551 consisting of U.S.
 Treasury Notes: 5.63%-8.75%, 04/30/99-11/15/01; U.S. Treasury Bond,
 9.38%, 02/15/06)
   150,000,000            5.85                   07/01/98                    150,000,000
Lehman Government Securities, Inc., dated 06/30/98, repurchase price
 $50,007,986 (total collateral value $50,999,611 consisting of U.S.
 Treasury Note: 6.50%, 04/30/99; U.S. Treasury Stripped Principal Only
 Securities: 8.75%-12.00%, 08/15/00-05/15/05)
    50,000,000            5.75                   07/01/98                     50,000,000
Merrill Lynch Government Securities, Inc., dated 06/30/98, repurchase price $215,034,340 (total collateral value $219,300,754 consisting of
 U.S. Treasury Notes: 5.00%-7.75%, 01/15/99-05/31/03; U.S. Treasury
 Stripped Principal Only Securities: 6.25%-9.25%, 08/15/98-02/15/03,
 U.S. Treasury Stripped Interest Only Securities: 10/31/98-10/31/02)
   215,000,000            5.75                   07/01/98                    215,000,000
Nomura Securities International, Inc., dated 06/25/98, repurchase price
 $210,224,583 (total collateral value of $214,200,152 consisting of
 U.S. Treasury Bills: 08/06/98-12/24/98; U.S. Treasury Bonds: 9.38%-
 13.38%, 08/15/01-02/15/06; U.S. Treasury Stripped Principal Only
 Securities: 10/31/99-05/15/00; U.S. Treasury Notes: 3.63%-8.00%,
 07/31/98-02/15/08)
   210,000,000            5.50                   07/02/98                    210,000,000
Swiss Bank Corp., dated 06/30/98, repurchase price $113,818,429 (U.S.
 Treasury Notes: $116,213,024, 5.38%-9.12%, 08/15/98-06/30/03)
   113,800,000            5.83                   07/01/98                    113,800,000
-------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                               $4,289,800,000
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                         $4,842,629,925(a)
-------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

The percentages shown for each investment category reflect the value of the investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TREASURY INSTRUMENTS FUND
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal              Interest                     Maturity                      Amortized
   Amount                 Rate                         Date                           Cost
-------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--98.1%
United States Treasury Bills
$    300,000              5.04%                      07/02/98                     $    299,958
   5,300,000              4.99                       08/06/98                        5,273,553
  15,000,000              4.88                       08/13/98                       14,912,567
   9,300,000              4.90                       08/20/98                        9,236,708
   1,600,000              4.86                       09/03/98                        1,586,176
  10,200,000              4.92                       09/03/98                       10,110,784
   1,300,000              4.94                       09/03/98                        1,288,583
   4,800,000              4.95                       09/03/98                        4,757,760
  45,000,000              5.03                       09/17/98                       44,509,575
United States Treasury Notes
 145,000,000              8.25                       07/15/98                      145,164,964
  25,000,000              5.25                       07/31/98                       25,001,831
  30,000,000              5.88                       08/17/98                       30,019,107
  25,000,000              6.13                       08/31/98                       25,030,069
-------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                                   $317,191,635
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                 $317,191,635(a)
-------------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

The percentages shown for each category reflect the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE GOVERNMENT FUND
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

   Principal             Interest                 Maturity                Amortized
     Amount                Rate                     Date                     Cost
--------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--51.1%
Federal Farm Credit Bank
$      50,000,000             5.70%                  12/01/98           $   49,977,913
       35,970,000             5.65                   01/04/99               35,943,424
Federal Home Loan Bank
       65,000,000             5.44                   07/02/98               64,999,855
       40,000,000             5.71                   10/01/98               39,996,908
       50,000,000             5.50                   03/26/99               49,941,995
       37,795,000             5.63                   04/09/99               37,777,532
Federal Home Loan Mortgage Corp.
      125,000,000             5.43                   07/01/98              125,000,000
      115,000,000             5.46(a)                01/26/99              114,955,364
      240,000,000             5.45                   04/21/99              239,885,944
       50,000,000             5.45                   05/04/99               49,968,879
Federal National Mortgage Association
      100,000,000             5.47                   07/15/98               99,997,574
       50,000,000             5.42(a)                09/15/98               49,990,786
      200,000,000             5.45                   01/22/99              199,933,344
       80,000,000             5.44(a)                02/17/99               79,960,255
       41,000,000             5.41                   02/23/99               40,952,753
       35,000,000             5.53                   03/11/99               34,981,562
       85,000,000             5.61                   05/21/99               84,941,449
Student Loan Marketing Association
       49,000,000             5.79                   09/16/98               48,997,777
       25,000,000             5.63                   06/30/99               24,991,274
--------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                $1,473,194,588
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--49.0%
Bear Stearns Companies, Inc., dated 06/30/98, repurchase price
 $75,013,021 (total collateral value $77,271,573 consisting of FNMA:
 6.50%-7.00%, 09/01/08-03/01/27; FHLMC: 6.50%-7.00%, 12/01/23-02/01/28)
$      75,000,000             6.25%                  07/01/98           $   75,000,000
C.S. First Boston Corp., dated 06/30/98, repurchase price $100,015,833
 (U.S. Treasury Note: $102,457,904, 6.75%, 05/31/99)
      100,000,000             5.70                   07/01/98              100,000,000
CIBC Oppenheimer, Inc., dated 06/30/98, repurchase price $125,020,486
 (FHLMC: $128,243,340, 7.00%, 12/01/27-05/01/28)
      125,000,000             5.90                   07/01/98              125,000,000
Joint Repurchase Agreement
      152,000,000             5.90                   07/01/98              152,000,000

 Principal             Interest                   Maturity                     Amortized
   Amount                Rate                       Date                          Cost
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
JP Morgan Securities, Inc., dated 04/16/98, repurchase price
 $101,367,139 (GNMA: $102,000,000, 8.50%-9.00%, 05/15/16-04/15/27)
$100,000,000             5.53%                    07/14/98                   $  100,000,000
JP Morgan Securities, Inc., dated 06/09/98, repurchase price
 $202,815,944 (GNMA: $204,000,000, 7.00%-9.00%, 02/15/16-06/15/28)
 200,000,000             5.57                     09/08/98                      200,000,000
Lehman Government Securities, Inc., dated 06/30/98, repurchase price
 $75,012,188 (total collateral value $76,500,595 consisting of FHLMC:
 6.50%-12.00%, 01/01/99-09/01/13; FNMA: 5.50%-9.38%, 01/01/07-09/01/26)
  75,000,000             5.85                     07/01/98                       75,000,000
Nationsbanc Securities, dated 06/30/98, repurchase price $150,026,458
 (FNMA: $153,962,299, 6.50%, 11/01/12)
 150,000,000             6.35                     07/01/98                      150,000,000
Nomura Securities International, Inc., dated 06/30/98, repurchase price
 $200,035,278 (total collateral value $204,000,000 consisting of FNMA:
 5.50%-8.50%, 08/01/99-07/01/28; FHLMC: 5.00%-10.00%, 08/01/98-07/01/28)
 200,000,000             6.35                     07/01/98                      200,000,000
Swiss Bank Corp., dated 06/30/98, repurchase price $237,237,227 (U.S.
 Treasury Note: $242,373,569, 5.75%, 04/30/03)
 237,200,000             5.65                     07/01/98                      237,200,000
----------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                  $1,414,200,000
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                            $2,887,394,588(b)
----------------------------------------------------------------------------------------------

(a) Variable rate security-base index is either Federal Funds, Prime lending rate, or one month LIBOR.
(b) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE FEDERAL FUND
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal               Interest                    Maturity
   Amount                  Rate                        Date                     Amortized Cost
----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--102.8%
Federal Farm Credit Bank
$ 40,000,000               5.46%                     07/01/98                   $   40,000,000
  65,000,000               5.55(a)                   07/01/98                       65,000,000
  22,750,000               5.75                      07/01/98                       22,750,000
  18,000,000               5.40                      07/06/98                       17,986,500
  15,000,000               5.40                      07/07/98                       14,986,500
   9,200,000               5.50                      07/07/98                        9,191,567
   7,700,000               5.40                      07/10/98                        7,689,605
  20,000,000               5.39                      07/14/98                       19,961,072
   8,000,000               5.40                      07/20/98                        7,977,200
  16,500,000               5.42                      07/23/98                       16,445,348
   8,805,000               5.40                      07/24/98                        8,774,623
   5,000,000               5.40                      07/27/98                        4,980,500
  20,400,000               5.38                      08/07/98                       20,287,199
  24,000,000               5.40                      08/11/98                       23,852,537
  10,000,000               5.32                      08/13/98                        9,936,455
  35,000,000               5.32                      08/14/98                       34,772,422
  11,000,000               5.40                      08/19/98                       10,919,150
 125,000,000               5.42(a)                   09/02/98                      124,981,877
   6,593,000               5.31                      09/08/98                        6,525,900
   5,941,000               5.40                      09/11/98                        5,876,837
  10,000,000               5.75                      09/11/98                        9,998,225
  15,000,000               5.70                      12/01/98                       14,993,373
  50,000,000               5.61                      01/04/99                       50,000,000
  30,000,000               5.38                      03/02/99                       29,966,007
  75,000,000               5.46(a)                   04/15/99                       74,970,896
  25,000,000               5.45(a)                   05/03/99                       24,989,682
  35,000,000               5.60(a)                   06/01/99                       34,981,150
  60,000,000(b)            5.56                      07/01/99                       59,964,804
Federal Home Loan Bank
  20,000,000               5.40                      07/01/98                       20,000,000
  95,800,000               5.55                      07/01/98                       95,800,000
  65,000,000(c)            5.44(a)                   07/02/98                       64,999,844
   9,663,000               5.39                      07/06/98                        9,655,766
  60,249,000               5.40                      07/06/98                       60,203,813
  50,000,000               5.43                      07/07/98                       49,999,200
  50,000,000               5.39                      07/08/98                       49,947,597
  17,366,000               5.39                      07/10/98                       17,342,599
  75,000,000               5.36                      07/15/98                       74,843,667
  18,300,000               5.39                      07/15/98                       18,261,641
  43,095,000               5.41                      07/15/98                       43,004,333
  44,502,000               5.35                      07/17/98                       44,396,184
  23,622,000               5.36                      07/17/98                       23,565,727
  30,000,000               5.41                      07/17/98                       29,927,867
  33,200,000               5.39                      07/22/98                       33,095,614
 100,000,000               5.43                      07/23/98                       99,994,037

 Principal             Interest                    Maturity                     Amortized
   Amount                Rate                        Date                          Cost
-----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
Federal Home Loan Bank (continued)
$100,000,000             5.38%                     08/14/98                   $   99,342,444
  14,900,000             5.39                      08/19/98                       14,790,688
  70,000,000             5.39                      09/09/98                       69,266,361
  25,000,000             5.43                      09/17/98                       24,995,797
  45,000,000             5.44(a)                   10/02/98                       44,991,067
  20,000,000             5.70                      10/23/98                       19,994,316
  75,000,000             5.46                      02/11/99                       74,968,340
  21,000,000             5.48                      03/10/99                       20,980,671
  20,000,000             5.60                      03/10/99                       19,999,448
  20,000,000             5.61                      06/18/99                       19,989,353
Student Loan Marketing Association
  30,050,000             5.79                      09/16/98                       30,055,046
  70,000,000             5.57                      04/01/99                       69,979,506
  25,000,000             5.62                      04/16/99                       24,990,301
  30,000,000             5.63                      06/02/99                       29,986,634
  10,000,000             5.63                      06/30/99                        9,995,582
Tennessee Valley Authority
  21,875,000             5.39                      07/08/98                       21,852,095
  25,000,000             5.40                      07/08/98                       24,973,750
  50,000,000             5.38                      07/24/98                       49,828,139
  25,000,000             5.36                      07/27/98                       24,903,222
  25,000,000             5.38                      08/06/98                       24,865,500
  25,000,000             5.38                      08/13/98                       24,839,347
  15,000,000             5.39                      09/21/98                       14,815,842
-----------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                      $2,268,200,767
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                             $2,268,200,767(d)
-----------------------------------------------------------------------------------------------

(a) Variable rate security-base index is either Federal Funds, Prime lending rate, or one month LIBOR.
(b) When-issued security.
(c) A portion of this security is being segregated for a when-issued security.
(d) The amount stated also represents aggregate cost for federal income tax purposes.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
ALABAMA--4.0%
Columbia IDB PCRB for Alabama Power Co. Series 1996 A
 (A-1/VMIG1)
$ 3,600,000              3.90%                      07/01/98                     $    3,600,000
Columbia IDB PCRB for Alabama Power Company Series 1995 B
 (A-1/VMIG1)
  3,300,000              3.90                       07/01/98                          3,300,000
Eutaw City IDB PCRB for Mississippi Power Co. Greene County Plant Project
 Series 1992 (A-1/VMIG1)(a)
  6,550,000              3.65                       07/07/98                          6,550,000
Homewood RB for Samford University (Bank of Nova Scotia LOC)
 (A-1+/VMIG1)
  6,800,000              3.90                       07/01/98                          6,800,000
Jefferson County MF Hsg. RB for Hickory Knolls Project Series 1994
 (Amsouth Bank LOC) (P-1)
  3,770,000              3.60                       07/07/98                          3,770,000
Mobile IDA PCRB for Alabama Power Series 1993 A (A-1/VMIG1)
  4,600,000              3.60                       07/07/98                          4,600,000
Mobile IDA PCRB for Alabama Power Series 1994 (A-1/VMIG1)
  7,800,000              3.90                       07/01/98                          7,800,000
Montgomery Special Care RB Series 1994 A (Amsouth Bank LOC) (VMIG1)
  8,000,000              3.50                       07/07/98                          8,000,000
West Jefferson IDB PCRB for Alabama Power Co. Series 1998
 (A-1/VMIG1)
 14,300,000              4.10                       07/01/98                         14,300,000
-----------------------------------------------------------------------------------------------
                                                                                 $   58,720,000
-----------------------------------------------------------------------------------------------
ARIZONA--1.4%
Tempe VRDN Excise Tax Revenue Obligations Series 1998
 (A-1+/VMIG1)
$19,700,000              3.85%                      07/01/98                     $   19,700,000
-----------------------------------------------------------------------------------------------
ARKANSAS--0.3%
Crossett City PCRB for Georgia Pacific Corp. Series 1991 VRDN (Suntrust
 Bank LOC) (AA3)
$ 4,500,000              3.60%                      07/07/98                     $    4,500,000
-----------------------------------------------------------------------------------------------
CALIFORNIA--1.5%
California Municipal Securities Trust Receipts Series 1997 SGA 55 (FGIC)
 (A-1+)
$12,000,000              3.60%                      07/07/98                     $   12,000,000
Los Angeles County TRANS Series 1997-98 A (SP-1+/MIG1)(b)
 10,000,000              4.50                       06/30/99                         10,091,400
-----------------------------------------------------------------------------------------------
                                                                                 $   22,091,400
-----------------------------------------------------------------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
CONNECTICUT--1.4%
State of Connecticut 2nd Lien Special TRANS VRDN Series 1 (Commerzbank
 Bank LOC) (A-1+/VMIG1)
$20,700,000              3.50%                      07/07/98                     $   20,700,000
-----------------------------------------------------------------------------------------------
FLORIDA--1.7%
Dade County Water & Sewer System RB Series 1994 (FGIC)
 (A-1+/VMIG1)
$12,000,000              3.40%                      07/07/98                     $   12,000,000
Putnam County Development Authority Floating/Fixed Rate PCRB for Seminole
 Electric Cooperative Series 1984 H (CFC LOC) (A-1+/P-1)
  3,600,000              3.65                       07/07/98                          3,600,000
  6,530,000              3.65                       07/07/98                          6,530,000
Putnam County Development Authority Floating/Fixed Rate PCRB for Seminole
 Electric Cooperative Series 1984 S (CFC LOC) (A-1+/P-1)
  2,655,000              3.65                       07/07/98                          2,655,000
-----------------------------------------------------------------------------------------------
                                                                                 $   24,785,000
-----------------------------------------------------------------------------------------------
GEORGIA--12.0%
Bartow County IDA PCRB for Georgia Power Co. First Series 1997 (VMIG1)
$17,700,000              3.90%                      07/01/98                     $   17,700,000
Burke County IDA PCRB for Georgia Power Co. Eighth Series 1994
 (A-1/VMIG1)
  5,400,000              3.90                       07/01/98                          5,400,000
Burke County IDA PCRB for Georgia Power Co. Fifth Series 1995 (VMIG1)
 13,370,000              3.90                       07/01/98                         13,370,000
Burke County IDA PCRB for Georgia Power Co. Ninth Series 1994
 (A-1/VMIG1)
  7,700,000              3.90                       07/01/98                          7,700,000
Burke County IDA PCRB for Oglethorpe Power Corp. Series 1993 A(FGIC) (A-
 1+/ VMIG1)
 21,200,000              3.40                       07/07/98                         21,200,000
De Kalb County Hospital Authority RB Series 1993 B (Suntrust Bank LOC)
 (MIG1)
  2,230,000              3.60                       07/07/98                          2,230,000
Effingham County IDA PCRB for Savannah Electric & Power Company Series
 1997 (A-1/VMIG1)
  5,500,000              3.90                       07/01/98                          5,500,000
Floyd County PCRB for Georgia Power Co. First Series 1996
 (A-1/VMIG1)
  4,000,000              3.90                       07/01/98                          4,000,000
Georgia Municipal Gas Authority RB for Agency Project Series B (C.S. First
 Boston/Morgan Guaranty/Bayerische Landesbank Girozentrale/Wachovia
 Bank/ABN/AMRO Bank) (A-1+)
 10,000,000              3.50                       07/07/98                         10,000,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
GEORGIA (CONTINUED)
Georgia Municipal Gas Authority RB for Gas Portfolio II Project Series A
 (A-1+)
$ 7,000,000              3.40%                      07/07/98                     $    7,000,000
Georgia Municipal Gas Authority RB for Gas Portfolio II Project Series B
 (C.S. First Boston/Morgan Guaranty/Bayerische Landesbank
 Girozentrale/Wachovia Bank) (A-1)
 48,200,000              3.40                       07/07/98                         48,200,000
Municipal Electric Authority of Georgia Project One Subordinated Bonds
 Series 1994 E (ABN/AMRO Bank LOC) (A-1+/VMIG1)
 14,095,000              3.40                       07/07/98                         14,095,000
Municipal Electric Authority of Georgia Project One Subordinated Bonds
 Series 1985 A (Morgan Guaranty/C.S. First Boston/Bayerische Landesbank
 Girozentrale) (A-1+/VMIG1)
  5,000,000              3.75                       08/24/98                          5,000,000
  6,000,000              3.75                       09/09/98                          6,000,000
Municipal Electric Authority of Georgia Subordinated General Resolution
 Bonds Series 1985 B (C.S. First Boston/Morgan Guaranty/Bayerische
 Landesbank Girozentrale LOC) (A-1+/VMIG1)
  7,200,000              3.35                       07/07/98                          7,200,000
-----------------------------------------------------------------------------------------------
                                                                                 $  174,595,000
-----------------------------------------------------------------------------------------------
IDAHO--1.4%
Idaho State TANS (SP-1+/MIG1)(b)
$20,000,000              4.50%                      06/30/99                     $   20,173,000
-----------------------------------------------------------------------------------------------
ILLINOIS--10.3%
Chicago GO Tender Notes Series 1997 (Morgan Guaranty Trust)
 (SP-1+/MIG1)
$17,800,000              3.55%                      10/29/98                     $   17,800,000
Cook County GO Variable Rate Series 1996 (A-1+/VMIG1)
 11,100,000              3.50                       07/07/98                         11,100,000
Illinois Health Facilities Authority VRDN for Elmhurst Memorial Health
 System Series 1998 A (VMIG1)
 19,200,000              3.85                       07/01/98                         19,200,000
Illinois Health Facilities Authority VRDN for Elmhurst Memorial Health
 Systems (VMIG1)
 26,700,000              3.85                       07/01/98                         26,700,000
Illinois Health Facilities Authority VRDN for Evanston Northwestern Health
 Care Corp. Series 1998 (A-1+/VMIG1)
  7,500,000              3.70                       06/01/99                          7,500,000
Illinois Health Facilities Authority VRDN for Northwest Community Hospital
 Series 1995 (A-1+/VMIG1)
  4,900,000              3.60                       07/07/98                          4,900,000
Illinois Health Facilities Authority VRDN for Northwest Community Hospital
 Series 1997 (A-1+/VMIG1)
  8,400,000              3.60                       07/07/98                          8,400,000

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
ILLINOIS (CONTINUED)
Illinois Health Facilities Authority VRDN Revolving Fund Pooled Finance
 Program Series 1985 C (First National Bank of Chicago LOC) (A-1+/MIGI)
$19,000,000              3.50%                      07/07/98                     $   19,000,000
Illinois Health Facilities Authority VRDN Revolving Fund Pooled Finance
 Program Series 1985 D (First National Bank of Chicago LOC) (A-1+/VMIG1)
 21,000,000              3.50                       07/07/98                         21,000,000
Joliet Regional Port Marine Terminal RB for Exxon Project Series 1989 (A-
 1+/P-1)
  4,100,000              3.70                       07/01/98                          4,100,000
Sauget Village PCRB VRDN for Monsanto Project Series 1992 (P-1)
  1,000,000              3.65                       07/07/98                          1,000,000
Sauget Village PCRB VRDN for Monsanto Project Series 1993 (P-1)
  1,900,000              3.65                       07/07/98                          1,900,000
Societe Generale Municipal Securities Trust Receipts for Chicago Midway
 Airport RB Series 1996 A (MBIA) (A-1+C)
  7,540,000              3.68                       07/07/98                          7,540,000
-----------------------------------------------------------------------------------------------
                                                                                 $  150,140,000
-----------------------------------------------------------------------------------------------
INDIANA--4.0%
Fort Wayne Hospital Authority VRDN for Parkview Memorial Hospital Series
 1985 B (Bank of America LOC) (VMIG1)
$ 1,600,000              3.40%                      07/07/98                     $    1,600,000
Gary RB for U.S. Steel Project Series 1986 (Bank of New York) (A-1+/P-1)
 10,000,000              3.70                       10/09/98                         10,000,000
Indiana Development Finance Authority Series 1997 (Bayer Corporation) (A-
 1+/P-1)
 10,200,000              4.15                       07/01/98                         10,200,000
Indiana Health Facilities Authority Variable Rate RB for Daughters of
 Charity National Health System Series 1997 E (A-1+/VMIG1)
 19,900,000              3.40                       07/07/98                         19,900,000
Indiana Hospital Equipment Financing Authority RB Series 1985 A (MBIA) (A-
 1/VMIG1)
  5,000,000              3.60                       07/07/98                          5,000,000
Jasper County PCRB for Nipsco Series 1994 B (A-1/VMIG1)
  4,300,000              3.80                       07/01/98                          4,300,000
Warrick County PCRB for Aluminum Company of America Series 1992 (A-1)
  7,475,000              3.65                       07/07/98                          7,475,000
-----------------------------------------------------------------------------------------------
                                                                                 $   58,475,000
-----------------------------------------------------------------------------------------------
IOWA--2.2%
Chillicothe City PCRB for Midwest Power Systems Series 1993 A
 (A-1/VMIG1)
$ 2,400,000              3.55%                      07/07/98                     $    2,400,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND (continued)
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
IOWA (CONTINUED)
Louisa County PCRB for Iowa-Illinois Gas & Electric Co./Midamerican Energy
 Co. Series 1986 A (A-1)
$ 9,100,000              3.60%                      07/07/98                     $    9,100,000
Louisa County PCRB for Midwest Power Systems Inc. Series 1994
 (A-1/VMIG1)(a)
 20,000,000              3.60                       07/07/98                         20,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   31,500,000
-----------------------------------------------------------------------------------------------
KENTUCKY--4.6%
Calvert PCRB for Air Products and Chemicals, Inc. Project Series 1993 A
 (A-1)
$ 3,000,000              3.65%                      07/07/98                     $    3,000,000
Kentucky Economic Development Finance Authority Adjustable Rate Hospital
 Facilities RB for the Health Alliance of Greater Cincinnati Series 1997 D
 (MBIA LOC) (A-1/VMIG1)
 11,700,000              3.70                       07/07/98                         11,700,000
Kentucky Turnpike Authority Refunding RB Trust Receipts Series 1987 A
 (Financial Security Assurance Inc.) (A-1+/VMIG1)
 23,000,000              3.70                       07/07/98                         23,000,000
Mason County Variable/Fixed Rate PCRB for East Kentucky Power Series 1984
 B (CFC) (A-1+)
 13,250,000              3.65                       07/07/98                         13,250,000
 16,450,000              3.65                       07/07/98                         16,450,000
-----------------------------------------------------------------------------------------------
                                                                                 $   67,400,000
-----------------------------------------------------------------------------------------------
LOUISIANA--1.2%
Calcasieu Parish VRDN for Olin Corp. Series 1993 B (Wachovia Bank) (A-1+)
$ 7,800,000              4.15%                      07/01/98                     $    7,800,000
Parish of Desoto PCRB for Central Louisiana Electric Co. Series 1991 A
 (Swiss Bank Corp. LOC) (A-1+/VMIG1)
 10,000,000              3.35                       07/07/98                         10,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   17,800,000
-----------------------------------------------------------------------------------------------
MARYLAND--2.0%
Maryland State & Local Loan of 1998 GO Puttable Floating Option Tax-Exempt
 Securities Receipts Series 1 (A-1+)
$29,665,000              3.68%                      07/07/98                     $   29,665,000
-----------------------------------------------------------------------------------------------
MASSACHUSETTS--1.8%
Massachusetts Health & Education Authority COPS for Harvard University
 Eagle Tax-Exempt Trust Series 972104, Class A (A-1+C)
$10,000,000              3.68%                      07/07/98                     $   10,000,000
Massachusetts Health & Education Authority RB for Harvard University
 Series I (A-1+/VMIG1)
 16,000,000              3.40                       07/07/98                         16,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   26,000,000
-----------------------------------------------------------------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
MICHIGAN--3.6%
Michigan Building Authority CP Notes Series 2 (Canadian Imperial Bank of
 Commerce) (A-1+/P-1)
$25,000,000              3.70%                      10/01/98                     $   25,000,000
Michigan Strategic Fund PCRB Series for Detroit Edison Series 1995 CC
 (Barclays Bank LOC) (A-1+/P-1)
  3,800,000              3.80                       07/01/98                          3,800,000
Michigan Strategic Funding Limited Obligation RB for Consumers Power Co.
 Series 1993 A (Canadian Imperial Bank of Commerce)
 (A-1+)
  3,500,000              3.80                       07/01/98                          3,500,000
Monroe County Economic Development Corp. Ltd. RB Series 1992 CC (Barclays
 Bank) (P-1)
  7,900,000              3.80                       07/01/98                          7,900,000
State of Michigan GO Notes (SP-1+/MIG1)
 12,000,000              4.50                       09/30/98                         12,021,763
-----------------------------------------------------------------------------------------------
                                                                                 $   52,221,763
-----------------------------------------------------------------------------------------------
MINNESOTA--0.3%
Port Authority of St. Paul VRDN for Weyerhaeuser Project Series 1993 (A-1)
$ 4,000,000              3.70%                      07/07/98                     $    4,000,000
-----------------------------------------------------------------------------------------------
MISSOURI--1.5%
Missouri Environmental Improvement and Energy Resources Authority VRDN
 PCRB for Monsanto Series 1993 (P-1)
$ 1,500,000              3.65%                      07/07/98                     $    1,500,000
Missouri Health & Education Facilities Authority Health Care Project RB
 Series 1988 C (Morgan Guaranty Trust) (VMIG1)
  5,000,000              3.75                       08/17/98                          5,000,000
Missouri Health & Education Facilities Authority RB for Washington
 University Series 1984 (A-1+/VMIGI)
  6,400,000              3.60                       07/07/98                          6,400,000
Missouri Health & Education Facilities Authority Tax-Exempt VRDN Series
 1995 B (MBIA) (A-1+)
  5,888,000              3.85                       11/01/98                          5,888,000
Missouri Health & Education Facilities Authority Tax-Exempt VRDN Series
 1995 C (MBIA) (A-1+)
  3,475,000              3.85                       11/01/98                          3,475,000
-----------------------------------------------------------------------------------------------
                                                                                 $   22,263,000
-----------------------------------------------------------------------------------------------
NEVADA--3.0%
Clark County Airport System Refunding RB Series 1993 A (MBIA)
 (A-1+/VMIG1)
$43,340,000              3.40%                      07/07/98                     $   43,340,000
-----------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
NEW MEXICO--0.5%
New Mexico TRANS Series 1997 (SP-1+/MIG1)(b)
$ 6,800,000              4.25%                      06/30/99                     $    6,842,432
-----------------------------------------------------------------------------------------------
NEW YORK--6.0%
Long Island Power Authority Electric System Subordinated RB Series
 1-6 (A-1+/VMIG1)
$16,000,000              3.50%                      07/07/98                     $   16,000,000
 46,800,000              3.70                       10/29/98                         46,800,000
New York City Health & Hospitals Corp. Health System Bonds Series 1997 A
 (Morgan Guaranty Trust) (A-1+/VMIG1)
  7,400,000              3.20                       07/07/98                          7,400,000
New York City Health & Hospitals Corp. Health System Bonds Series 1997 B
 (Canadian Imperial Bank of Commerce) (A-1+/VMIG1)
    600,000              3.30                       07/07/98                            600,000
New York City Puttable Tax-Exempt Receipts GO Bonds Fiscal 1995 Series D
 (MBIA) (VMIG1)
  8,500,000              3.73                       07/07/98                          8,500,000
New York State Energy Research & Development Authority PCRB for Brooklyn
 Union Gas Series 1997 A-1 (MBIA) (A-1+/VMIG1)
  2,735,000              3.45                       07/07/98                          2,735,000
New York State Environmental Quality Variable Interest Rate GO Bonds
 Series 1997 A (A-1+/VMIG1)
  6,200,000              3.75                       08/17/98                          6,200,000
-----------------------------------------------------------------------------------------------
                                                                                 $   88,235,000
-----------------------------------------------------------------------------------------------
NORTH CAROLINA--4.3%
Charlotte Variable Rate Airport Refunding RB Series 1993 A (MBIA)
 (A-1+/VMIG1)
$ 1,500,000              3.40%                      07/07/98                     $    1,500,000
Greensboro COPS Series 1998 (A-1/VMIG1)
  5,000,000              3.60                       07/07/98                          5,000,000
North Carolina Medical Care Community RB for Moses H. Cone Memorial
 Hospital Project Series 1993 (A-1+)
  5,000,000              3.40                       07/07/98                          5,000,000
Person County PCRB for Carolina Power & Light Series 1992 A
 (A-1/P-1)
 16,400,000              3.70                       07/07/98                         16,400,000
Rockingham County IDA PCRB for Philip Morris Company Series 1992 (A-1/P-
 1)(a)
  7,700,000              3.80                       07/07/98                          7,700,000

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
NORTH CAROLINA (CONTINUED)
Wake County Industrial Facilities & Pollution Control Financing Authority
 PCRB for Carolina Power & Light Series 1990 B (Bank of New York) (A-1/P-
 1)
$20,000,000              3.75%                      09/01/98                     $   20,000,000
  7,000,000              3.65                       10/14/98                          7,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   62,600,000
-----------------------------------------------------------------------------------------------
OHIO--1.0%
Columbus Electric System Series 1984 RB (Union Bank of Switzerland LOC)
 (VMIG1)(a)
$11,500,000              3.65%                      07/30/98                     $   11,500,000
Hamilton County Adjustable Rate Hospital Facilities RB for the Health
 Alliance of Greater Cincinnati Series 1997 B (MBIA) (A-1+/VMIG1)
  2,800,000              3.55                       07/07/98                          2,800,000
-----------------------------------------------------------------------------------------------
                                                                                 $   14,300,000
-----------------------------------------------------------------------------------------------
OKLAHOMA--0.8%
Muskogee PCRB for Oklahoma Gas & Electric Co. Project Series 1997 S (A-
 1/VMIG1)
$11,200,000              3.60%                      07/07/98                     $   11,200,000
-----------------------------------------------------------------------------------------------
PENNSYLVANIA--2.1%
Pennsylvania GO Bond Eagle Tax Exempt Trust Class A COPS First Series 1994
 (AMBAC) (A-1+C)
$13,000,000              3.68%                      07/07/98                     $   13,000,000
Philadelphia TRANS Series 1997-1998 (SP-1+/MIG1)(b)
 17,625,000              4.25                       06/30/99                         17,729,164
-----------------------------------------------------------------------------------------------
                                                                                 $   30,729,164
-----------------------------------------------------------------------------------------------
PUERTO RICO--1.8%
Puerto Rico Government Development Bank VRDN Series 1985 (C.S. First
 Boston LOC) (A-1/VMIG1)
$16,600,000              3.15%                      07/07/98                     $   16,600,000
Puerto Rico Highway and Transportation Authority RB Series A (AMBAC) (A-
 1+/VMIG1)
 10,000,000              3.00                       07/07/98                         10,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   26,600,000
-----------------------------------------------------------------------------------------------
SOUTH CAROLINA--2.0%
Piedmont Municipal Power Agency Refunding RB Series 1996 C (MBIA) (A-
 1+/VMIG1)
$20,000,000              3.35%                      07/07/98                     $   20,000,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND (continued)
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
SOUTH CAROLINA (CONTINUED)
York County Floating/Fixed Rate PCRB Pooled Series 1984-North Carolina
 Electric Membership Corp. VRDN (CFC) (A-1+/VMIG1)
$ 8,675,000              3.65%                      07/07/98                     $    8,675,000
-----------------------------------------------------------------------------------------------
                                                                                 $   28,675,000
-----------------------------------------------------------------------------------------------
TENNESSEE--0.2%
Blount County IDB PCRB for Aluminum Company of America Series 1992 (A-1)
$ 2,450,000              3.65%                      07/07/98                     $    2,450,000
-----------------------------------------------------------------------------------------------
TEXAS--15.2%
Coastal Bend Health Facilities Development Corp. RB Series 1997 (First
 National Bank of Chicago) (VMIG1)
$ 1,000,000              3.60%                      07/07/98                     $    1,000,000
Gulf Coast Waste Disposal Authority PCRB for Monsanto Series 1996 (P-1)
  5,300,000              3.65                       07/07/98                          5,300,000
Gulf Coast Waste Disposal Authority PCRB Series 1992 (Amoco Corporation)
 (A-1+/VMIG1)
 16,150,000              3.70                       07/01/98                         16,150,000
Harris County Health Facilities Development Corp. RB for Memorial Hospital
 System Series 1997 B (MBIA) (A-1+/VMIG1)
  1,100,000              3.40                       07/07/98                          1,100,000
Harris County Health Facilities Development Corp. RB Series 1997A for St.
 Luke's Episcopal Hospital (A-1+)
 43,140,000              4.00                       07/01/98                         43,140,000
Harris County Health Facilities Development Corp. School Health Care
 System United Priced Demand Adjustable RB for School of the Incarnate
 Word Series 1997 A (A-1+/VMIG1)
  4,000,000              3.50                       09/10/98                          4,000,000
  7,000,000              3.70                       11/30/98                          7,000,000
Houston GO CP Notes Series A (A-1+/P-1)
 18,000,000              3.70                       08/14/98                         18,000,000
San Antonio Electric & Gas System Revenue and Refunding Bonds New Series
 1997 SG 104 & SG 105 (A-1+C)
 24,000,000              3.68                       07/07/98                         24,000,000
San Antonio Electric & Gas Systems CP Notes Series A (A-1+/P-1)
  9,900,000              3.70                       08/12/98                          9,900,000
  4,500,000              3.70                       08/13/98                          4,500,000
 10,000,000              3.65                       09/01/98                         10,000,000
 10,000,000              3.70                       09/25/98                         10,000,000
State of Texas TRANS Series 1997 A (SP-1+/MIG1)
 52,410,000              4.75                       08/31/98                         52,489,522

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
TEXAS (CONTINUED)
Texas Public Finance Authority Tax-Exempt GO CP Notes Series 1993 A (A-
 1+/P-1)
$ 5,000,000              3.50%                      08/13/98                     $    5,000,000
Waco Health Facilities Development Corp. Variable Rate RB for Charity
 Obligation Group Series 1997 E (A-1+/VMIG1)
  5,000,000              3.40                       07/07/98                          5,000,000
West Side Calhoun County Development Corp. PCRB Series 1985
 (A-1+/P-1)
  5,100,000              4.00                       07/01/98                          5,100,000
-----------------------------------------------------------------------------------------------
                                                                                 $  221,679,522
-----------------------------------------------------------------------------------------------
UTAH--2.3%
Utah GO Highway CP Notes Series 1998 B (A-1+/P-1)
$ 6,500,000              3.70%                      09/09/98                     $    6,500,000
Utah State Board of Regents Auxiliary and Campus Facilities System RB for
 University of Utah Series 1997 A (A-1+/VMIG1)
 27,590,000              3.35                       07/07/98                         27,590,000
-----------------------------------------------------------------------------------------------
                                                                                 $   34,090,000
-----------------------------------------------------------------------------------------------
VIRGINIA--3.2%
Chesterfield County IDA PCRB for Philip Morris Companies, Inc. Series 1992
 (A-1/P-1)(a)
$14,700,000              3.80%                      07/07/98                     $   14,700,000
Louisa PCRB for Virginia Electric & Power Series 1984 (A-1/VMIG1)
  4,000,000              3.85                       07/23/98                          4,000,000
  4,000,000              3.90                       07/24/98                          4,000,000
  3,900,000              3.80                       08/13/98                          3,900,000
  2,000,000              3.75                       08/17/98                          2,000,000
  4,000,000              3.65                       09/08/98                          4,000,000
Roanoke City IDA VRDN for Carilion Health Systems Series A
 (A-1/VMIG1)
  1,600,000              4.00                       07/01/98                          1,600,000
Roanoke City IDA VRDN for Carilion Health Systems Series B
 (A-1+/VMIG1)
  3,000,000              4.00                       07/01/98                          3,000,000
York County IDA PCRB for Virginia Electric & Power Series 1985
 (A-1/VMIG1)
  9,000,000              3.80                       08/03/98                          9,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   46,200,000
-----------------------------------------------------------------------------------------------
WASHINGTON--1.1%
King County Sewer Revenue BANS CP Series A (A-1/P-1)
$ 9,200,000              3.70%                      08/12/98                     $    9,200,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal            Interest                   Maturity                     Amortized
  Amount                Rate                       Date                          Cost

---------------------------------------------------------------------------------------------
WASHINGTON (CONTINUED)
Washington Health Care Facilities Authority VRDN for Fred Hutchinson
 Cancer Research Center Series 1996 (Morgan Guaranty Trust LOC) (VMIG1)
$ 7,075,000             3.75%                    07/01/98                   $    7,075,000
---------------------------------------------------------------------------------------------
                                                                            $   16,275,000
---------------------------------------------------------------------------------------------
WEST VIRGINIA--1.0%
Marshall County RB Series 1997 (Bayer Corporation) (A-1+/P-1)
$14,000,000             4.15%                    07/01/98                   $   14,000,000
---------------------------------------------------------------------------------------------
WISCONSIN--1.7%
Milwaukee IDRB Multi-Modal for Pharmacia & Upjohn, Inc. Series 1994 (P-
 1)
$ 8,000,000             4.10%                    07/07/98                   $    8,000,000
Milwaukee Metropolitan Sewage District GO Bonds Eagle Tax-Exempt Trust
 Series 1992 A (A-1)
 10,300,000             3.68                     07/07/98                       10,300,000
Wisconsin Health & Educational Facilities Authority Variable Rate RB
 Series 1997 (Toronto Dominion Bank LOC) (A-1+/VMIG1)
  6,575,000             3.50                     07/07/98                        6,575,000
---------------------------------------------------------------------------------------------
                                                                            $   24,875,000
---------------------------------------------------------------------------------------------
WYOMING--2.0%
Converse County PCRB for Pacificorp Series 1994 (AMBAC)
 (A-1/VMIG1)
$ 4,690,000             4.10%                    07/01/98                       $4,690,000
Kemmerer PCRB for Exxon Project Series 1984 (A-1+)
  2,600,000             3.70                     07/01/98                        2,600,000
Sweetwater County PCRB for Idaho Power Co. Series 1996 C
 (A-1/VMIG1)
  6,700,000             3.80                     07/01/98                        6,700,000
Sweetwater PCRB for Pacificorp Project Series 1990 A (C.S. First Boston
 LOC) (VMIG1)
 14,500,000             3.45                     07/07/98                       14,500,000
---------------------------------------------------------------------------------------------
                                                                            $   28,490,000
---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                           $1,505,310,281(c)
---------------------------------------------------------------------------------------------

(a) A portion of this security is segregated for when-issued securities.
(b) When-issued security.
(c) The amount stated also represents aggregate cost for federal income tax purposes.




--------------------------------------------------------------------------------------

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

INVESTMENT ABBREVIATIONS:

 AMBAC   --Insured by American Municipal Bond Assurance Corp.
 BANS    --Bond Anticipation Notes
 CFC     --Unconditionally guaranteed by CFC, Cooperative Finance Corp.
 COPS    --Certificates of Participation
 CP      --Commercial Paper
 FGIC    --Insured by Financial Guaranty Insurance Co.
 GO      --General Obligation
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 IDRB    --Industrial Development Revenue Bond
 LOC     --Letter of Credit
 MBIA    --Insured by Municipal Bond Investors Assurance
 MF Hsg. --Multi-Family Housing
 PCRB    --Pollution Control Revenue Bond
 RB      --Revenue Bond
 TANS    --Tax Anticipation Notes
 TRANS   --Tax Revenue Anticipation Notes
 VRDN    --Variable Rate Demand Note

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1998
(Unaudited)
--------------------------------------------------------------------------------


                                       PRIME                        PREMIUM
                                    OBLIGATIONS     MONEY MARKET  MONEY MARKET
                                        FUND            FUND          FUND
                                            ----------------------------------
ASSETS:
Investments in securities, at
 value based on amortized cost     $5,057,631,665  $5,237,848,615 $367,757,660
Receivable for investment
 securities sold                              --       50,000,000          --
Cash                                       73,786             --        12,159
Interest receivable                    32,778,866      31,560,385    1,234,098
Deferred organization expenses,
 net                                          --            7,950          --
Other assets                              209,269          29,680       60,271
------------------------------------------------------------------------------
  TOTAL ASSETS                      5,090,693,586   5,319,446,630  369,064,188
------------------------------------------------------------------------------
LIABILITIES:
Payable for investment securities
 purchased                             49,970,750     190,021,404    4,997,075
Due to bank                                   --       49,980,149          --
Dividends payable                      23,930,599      22,385,383    1,741,247
Accrued expenses and other
 liabilities                            1,015,892       1,106,692      149,860
------------------------------------------------------------------------------
  TOTAL LIABILITIES                    74,917,241     263,493,628    6,888,182
------------------------------------------------------------------------------
NET ASSETS:
Paid in capital                     5,015,784,016   5,055,948,780  362,176,006
Accumulated undistributed net
 investment income                            --              --           --
Accumulated undistributed net
 realized gain (loss) on
 investments                               (7,671)          4,222          --
------------------------------------------------------------------------------
  NET ASSETS                       $5,015,776,345  $5,055,953,002 $362,176,006
------------------------------------------------------------------------------
Net asset value, offering and
 redemption price per share
 (net assets/shares outstanding)   $         1.00  $         1.00 $       1.00
------------------------------------------------------------------------------
SHARES OUTSTANDING:
FST shares                          4,364,606,833   4,362,465,932  199,360,712
FST Preferred shares                  141,810,277      64,155,027  145,447,085
FST Administration shares             278,572,176     330,437,001    8,146,419
FST Service shares                    230,794,730     298,890,820    9,221,790
------------------------------------------------------------------------------
Total shares of beneficial
 interest outstanding, $0.001 par
 value (unlimited number of
 shares authorized)                 5,015,784,016   5,055,948,780  362,176,006
------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   TREASURY       TREASURY                                     TAX-FREE
 OBLIGATIONS    INSTRUMENTS    GOVERNMENT      FEDERAL       MONEY MARKET
     FUND           FUND          FUND           FUND            FUND
---------------------------------------------------------------------------
$4,842,629,925  $317,191,635 $2,887,394,588 $2,268,200,767  $1,505,310,281
           --            --             --             --              --
        12,280        85,978         75,286         68,163      23,952,206
     9,027,151     7,234,192      9,489,867      7,326,629       9,267,768
           --            --             --             --           16,352
       188,532        59,835         14,757         13,902          42,697
---------------------------------------------------------------------------
 4,851,857,888   324,571,640  2,896,974,498  2,275,609,461   1,538,589,304
---------------------------------------------------------------------------
           --            --             --      59,964,804      74,786,809
           --            --             --             --              --
    21,052,010     1,304,583     11,561,337      9,303,982       4,315,606
     1,199,406        80,279        942,821        723,348         363,307
---------------------------------------------------------------------------
    22,251,416     1,384,862     12,504,158     69,992,134      79,465,722
---------------------------------------------------------------------------
 4,829,469,526   323,186,715  2,884,470,340  2,205,617,327   1,459,134,511
           --            --             --           1,586             --
       136,946            63            --          (1,586)        (10,929)
---------------------------------------------------------------------------
$4,829,606,472  $323,186,778 $2,884,470,340 $2,205,617,327  $1,459,123,582
---------------------------------------------------------------------------
$         1.00  $       1.00 $         1.00 $         1.00  $         1.00
---------------------------------------------------------------------------
 3,344,577,847   286,504,685  1,384,188,970  1,289,868,433   1,187,058,281
   264,145,131         1,578     93,122,425    215,296,173     104,389,845
   858,596,206    19,764,570    642,306,456    454,771,220     125,386,981
   362,150,342    16,915,882    764,852,489    245,681,501      42,299,404
---------------------------------------------------------------------------
 4,829,469,526   323,186,715  2,884,470,340  2,205,617,327   1,459,134,511
---------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 1998
(Unaudited)
--------------------------------------------------------------------------------

                                          PRIME                      PREMIUM
                                       OBLIGATIONS   MONEY MARKET  MONEY MARKET
                                           FUND          FUND          FUND
                                               --------------------------------
INVESTMENT INCOME:
Interest Income                        $151,454,673  $156,283,110   $8,830,080
-------------------------------------------------------------------------------
EXPENSES:
Management fees                           5,454,446     5,624,836      320,072
Custodian fees                              285,705       293,087       34,520
Registration fees                           210,733           --        86,578
Professional fees                            20,433        20,433       20,433
Amortization of deferred organization
 expenses                                       --          4,482          --
Trustees' fees                               11,157         8,943        2,784
Other                                        64,431        13,591        9,957
-------------------------------------------------------------------------------
  TOTAL EXPENSES                          6,046,905     5,965,372      474,344
  Less--Expenses reimbursable and fees
   waived by Goldman Sachs               (1,257,636)   (1,026,491)    (273,438)
-------------------------------------------------------------------------------
  Net expenses                            4,789,269     4,938,881      200,906
  Preferred share fees                       69,097        36,385       39,002
  Administration share fees                 369,881       463,045        4,254
  Service share fees                        501,457       798,024       10,590
-------------------------------------------------------------------------------
  NET EXPENSES AND SHARE FEES             5,729,704     6,236,335      254,752
-------------------------------------------------------------------------------
NET INVESTMENT INCOME                   145,724,969   150,046,775    8,575,328
-------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENT
 TRANSACTIONS                                 5,462        36,242          693
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                       $145,730,431  $150,083,017   $8,576,021
-------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   TREASURY        TREASURY                                            TAX-FREE
 OBLIGATIONS      INSTRUMENTS      GOVERNMENT         FEDERAL        MONEY MARKET
     FUND            FUND             FUND             FUND              FUND
---------------------------------------------------------------------------------
 $120,115,658     $8,920,687       $72,208,559      $57,235,935      $22,115,125
---------------------------------------------------------------------------------
    4,417,861        347,292         2,630,730        2,108,149        1,264,310
      261,949         32,522           179,497          137,111           23,623
      212,519         83,007            50,628           39,167           82,034
       20,433         20,433            20,434           20,432           20,433
          --             --                --               --             7,728
        6,850          2,831             4,963            3,441            3,587
       40,678         10,144            21,893           17,530           14,267
---------------------------------------------------------------------------------
    4,960,290        496,229         2,908,145        2,325,830        1,415,982
   (1,081,193)      (191,291)         (598,236)        (474,771)        (305,857)
---------------------------------------------------------------------------------
    3,879,097        304,938         2,309,909        1,851,059        1,110,125
      132,598            --             24,697          100,430           35,137
      995,553         23,189           400,804          416,804          178,843
      883,118         44,087         1,506,660          557,932          110,634
---------------------------------------------------------------------------------
    5,890,366        372,214         4,242,070        2,926,225        1,434,739
---------------------------------------------------------------------------------
  114,225,292      8,548,473        67,966,489       54,309,710       20,680,386
---------------------------------------------------------------------------------
      574,184         67,653               --             6,087            4,010
---------------------------------------------------------------------------------
 $114,799,476     $8,616,126       $67,966,489      $54,315,797      $20,684,396
---------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 1998
(Unaudited)
--------------------------------------------------------------------------------

                                 PRIME                              PREMIUM
                              OBLIGATIONS       MONEY MARKET     MONEY MARKET
                                  FUND              FUND             FUND
                            ---------------------------------------------------
FROM OPERATIONS:
Net investment income       $    145,724,969  $    150,046,775  $     8,575,328
Net realized gain on
 investment transactions               5,462            36,242              693
--------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations                    145,730,431       150,083,017        8,576,021
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income
  FST shares                    (129,166,508)     (130,327,458)      (6,272,136)
  FST Preferred shares            (3,743,864)       (1,969,544)      (2,107,664)
  FST Administration
   shares                         (7,786,285)       (9,747,419)         (89,496)
  FST Service shares              (5,028,312)       (8,002,354)        (106,032)
Net realized gain on
 investment transactions
  FST shares                             --            (26,348)            (427)
  FST Preferred shares                (2,228)             (688)            (240)
  FST Administration
   shares                             (2,527)             (118)             (12)
  FST Service shares                    (247)           (6,248)             (14)
--------------------------------------------------------------------------------
  Total distributions to
   shareholders                 (145,729,971)     (150,080,177)      (8,576,021)
--------------------------------------------------------------------------------
FROM SHARE TRANSACTIONS
 (AT $1.00 PER SHARE):
Proceeds from sales of
 shares                       25,945,845,378    32,204,355,632    1,452,363,966
Reinvestment of dividends
 and distributions                44,086,128        84,547,371        6,407,099
Cost of shares repurchased   (25,412,402,010)  (32,137,289,584)  (1,317,616,348)
--------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from share transactions       577,529,496       151,613,419      141,154,717
--------------------------------------------------------------------------------
  Total increase
   (decrease)                    577,529,956       151,616,259      141,154,717
NET ASSETS:
Beginning of period            4,438,246,389     4,904,336,743      221,021,289
--------------------------------------------------------------------------------
End of period               $  5,015,776,345  $  5,055,953,002  $   362,176,006
--------------------------------------------------------------------------------
Accumulated undistributed
 net investment income                   --                --               --
--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    TREASURY          TREASURY                                            TAX-FREE
  OBLIGATIONS        INSTRUMENTS       GOVERNMENT         FEDERAL       MONEY MARKET
      FUND              FUND              FUND             FUND             FUND
---------------------------------------------------------------------------------------
$    114,225,292   $     8,548,473  $     67,966,489  $    54,309,710  $    20,680,386
         574,184            67,653               --             6,087            4,011
---------------------------------------------------------------------------------------
     114,799,476         8,616,126        67,966,489       54,315,797       20,684,397
---------------------------------------------------------------------------------------
     (77,789,767)       (7,694,107)      (43,403,578)     (34,987,205)     (16,620,592)
      (7,303,235)              (40)       (1,317,273)      (5,293,797)      (1,157,305)
     (20,493,107)         (450,176)       (8,331,053)      (8,599,736)      (2,258,911)
      (8,639,183)         (404,150)      (14,914,585)      (5,435,699)        (643,578)
        (255,515)          (62,302)              --               --               --
         (32,063)              --                --               --               --
        (111,334)           (3,503)              --               --               --
         (38,326)           (3,163)              --               --               --
---------------------------------------------------------------------------------------
    (114,662,530)       (8,617,441)      (67,966,489)     (54,316,437)     (20,680,386)
---------------------------------------------------------------------------------------
  22,768,192,428       992,598,068    14,079,991,101    5,870,298,717    4,419,204,263
      45,213,100         2,926,026        18,129,426       26,760,867        8,123,445
 (21,499,090,045)   (1,193,093,017)  (13,579,340,300)  (5,865,279,054)  (4,088,394,300)
---------------------------------------------------------------------------------------
   1,314,315,483      (197,568,923)      518,780,227       31,780,530      338,933,408
---------------------------------------------------------------------------------------
   1,314,452,429      (197,570,238)      518,780,227       31,779,890      338,937,419
   3,515,154,043       520,757,016     2,365,690,113    2,173,837,437    1,120,186,163
---------------------------------------------------------------------------------------
$  4,829,606,472   $   323,186,778  $  2,884,470,340  $ 2,205,617,327  $ 1,459,123,582
---------------------------------------------------------------------------------------
             --                --                --   $         1,586  $           --
---------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

                                  PRIME                             PREMIUM
                               OBLIGATIONS       MONEY MARKET     MONEY MARKET
                                   FUND              FUND           FUND(A)
                             --------------------------------------------------
FROM OPERATIONS:
Net investment income        $    277,979,593  $    266,229,854  $    4,194,052
Net realized gain (loss) on
 investment transactions               15,992            32,849             --
--------------------------------------------------------------------------------
  Net increase in net assets
   resulting from operations      277,995,585       266,262,703       4,194,052
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income
  FST shares                     (247,361,553)     (231,700,902)     (3,890,656)
  FST Preferred shares             (9,751,263)       (3,010,280)         (7,210)
  FST Administration shares       (13,824,313)      (16,410,842)       (295,011)
  FST Service shares               (7,042,464)      (15,107,830)         (1,175)
Net realized gain on
 investment transactions
  FST shares                          (22,695)          (24,966)            --
  FST Preferred shares                   (752)             (571)            --
  FST Administration shares            (1,302)              (31)            --
  FST Service shares                     (464)           (6,853)            --
--------------------------------------------------------------------------------
  Total distributions to
   shareholders                  (278,004,806)     (266,262,275)     (4,194,052)
--------------------------------------------------------------------------------
FROM SHARE TRANSACTIONS (AT
 $1.00 PER SHARE):
Proceeds from sales of
 shares                        53,179,415,600    68,053,947,094   1,075,863,230
Reinvestment of dividends
 and distributions                112,453,328       134,114,443       1,495,718
Cost of shares repurchased    (53,213,589,524)  (66,241,742,997)   (856,337,659)
--------------------------------------------------------------------------------
  Net increase in net assets
   resulting from share
   transactions                    78,279,404     1,946,318,540     221,021,289
--------------------------------------------------------------------------------
  Total increase                   78,270,183     1,946,318,968     221,021,289
NET ASSETS:
Beginning of period             4,359,976,206     2,958,017,775             --
--------------------------------------------------------------------------------
End of period                $  4,438,246,389  $  4,904,336,743  $  221,021,289
--------------------------------------------------------------------------------
Accumulated undistributed
 net investment income                    --                --              --
--------------------------------------------------------------------------------

(a) Commencement dates of operations for the Premium Money Market, Treasury Instruments and the Federal Fund were August 1, 1997, March 3, 1997 and February 28, 1997, respectively.
---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of the financial statements

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    TREASURY          TREASURY                                            TAX-FREE
   OBLIGATIONS       INSTRUMENTS       GOVERNMENT         FEDERAL       MONEY MARKET
      FUND             FUND(A)            FUND            FUND(A)           FUND
---------------------------------------------------------------------------------------
$     165,098,980  $    11,388,062  $    110,081,406  $    50,895,735  $    28,536,346
          300,712           89,851           127,727           (7,673)          (2,081)
---------------------------------------------------------------------------------------
      165,399,692       11,477,913       110,209,133       50,888,062       28,534,265
---------------------------------------------------------------------------------------
    (112,020,839)      (10,293,085)      (70,362,803)     (35,377,629)     (23,828,347)
      (5,711,597)              (45)       (1,492,230)      (3,504,242)        (542,008)
     (35,669,978)          (62,666)      (13,365,067)      (7,278,709)      (3,161,663)
     (11,696,566)       (1,032,266)      (24,861,306)      (4,726,842)      (1,004,328)
        (253,465)          (78,370)          (94,763)             --               --
          (9,681)               (1)           (1,310)             --               --
         (92,228)             (459)          (15,668)             --               --
         (25,376)           (9,643)          (42,470)             --               --
---------------------------------------------------------------------------------------
    (165,479,730)      (11,476,535)     (110,235,617)     (50,887,422)     (28,536,346)
---------------------------------------------------------------------------------------
   30,901,418,469    1,886,752,702    20,842,203,467    7,175,698,490    6,856,129,085
       61,924,789        3,001,270        30,237,427       17,286,075        8,395,593
 (30,543,252,110)   (1,368,998,334)  (19,734,267,186)  (5,019,147,768)  (6,285,421,492)
---------------------------------------------------------------------------------------
      420,091,148      520,755,638     1,138,173,708    2,173,836,797      579,103,186
---------------------------------------------------------------------------------------
      420,011,110      520,757,016     1,138,147,224    2,173,837,437      579,101,105
    3,095,142,933              --      1,227,542,889              --       541,085,058
---------------------------------------------------------------------------------------
$   3,515,154,043  $   520,757,016  $  2,365,690,113  $ 2,173,837,437  $ 1,120,186,163
---------------------------------------------------------------------------------------
              --               --                --           $ 8,313              --
---------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------
1. ORGANIZATION
The Goldman Sachs Trust (the "Trust") is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes the Financial Square Funds, collectively "the Funds" or individually a "Fund". Financial Square consists of nine diversified funds: Prime Obligations, Money Market, Premium Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Free Money Market and Municipal Money Market (inactive as of June 30, 1998). The Financial Square Funds offer four classes of shares: FST shares, FST Preferred shares, FST Administration shares and FST Service shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

A. Investment Valuation--
Each Fund uses the amortized-cost method for valuing portfolio securities which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Interest Income--
Interest income is determined on the basis of interest accrued, premium amortized and discount earned.

C. Federal Taxes--
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable and tax-exempt income to shareholders. Accordingly, no federal tax provisions are required.
 The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.
 At December 31, 1997, the Funds' tax year end, the following funds had capital loss carryforwards for U.S. Federal tax purposes of approximately:

                                                                      Years of
       Fund                                                  Amount  Expiration
       ----                                                  ------- ----------
Federal..................................................... $ 7,000      2005
Tax-Free Money Market.......................................  15,000 2003-2005

D. Deferred Organization Expenses--
Organization-related costs are being amortized on a straight-line basis over a period of five years.

E. Expenses--
Expenses incurred by the Funds that do not specifically relate to an individual fund are generally allocated to the Funds based on each Fund's relative average net assets for the period.
 Shareholders of FST Preferred, FST Administration and FST Service shares bear all expenses and fees paid to service organizations for their services with respect to such shares.
                                         ---------------------------------------
---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

3. AGREEMENTS
Pursuant to the Investment Management Agreement (the "Agreement"), Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), manages the portfolios of the Funds, subject to general supervision by the Trust's Board of Trustees and administers each Fund's business affairs, including providing facilities. As compensation for the services rendered under the Investment Management Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .205% of each Fund's average daily net assets. These amounts are included in "Accrued expenses and other liabilities" in the accompanying Statements of Assets and Liabilities.
 For the six months ended June 30, 1998, GSAM has voluntarily agreed to waive a portion of its management fee. In addition, GSAM has limited certain of each of the Fund's expenses (excluding management fees, service organization fees, taxes, interest, brokerage commissions, litigation, indemnification and other extraordinary expenses) to the extent that such expenses exceed .01% per annum of the Fund's average daily net assets. The outstanding amounts to be reimbursed by the Adviser are included in "Other assets" in the accompanying Statement of Assets and Liabilities where applicable.
 Goldman Sachs serves as Transfer Agent and Distributor of shares of the Funds pursuant to Transfer Agent and Distribution Agreements and receives no fee.
 The following chart outlines the fee waivers and expense reimbursements for the six months ended June 30, 1998 and amounts owed to and due from GSAM at June 30, 1998 (in thousands):

                                                      Amounts
                 Management  Expense          Amounts   due
                    Fees    Reimburse-        due to   from
Fund               Waived     ments    Total   GSAM    GSAM
-------------------------------------------------------------
Prime
 Obligations
 Fund               $931       $327    $1,258  $754    $187
-------------------------------------------------------------
Money
 Market Fund         960         66     1,026   824     --
-------------------------------------------------------------
Premium Money
 Market Fund         135        138       273    49     59
-------------------------------------------------------------
Treasury
 Obligations
 Fund                754        327     1,081   672     170
-------------------------------------------------------------
Treasury
 Instruments
 Fund                 59        132       191    44     58
-------------------------------------------------------------
Government Fund      449        149       598   374      3
-------------------------------------------------------------
Federal Fund         360        115       475   347     --
-------------------------------------------------------------
Tax-Free Money
 Market Fund         216         90       306   219     34

4. PREFERRED, ADMINISTRATION AND SERVICE PLANS
The Funds have adopted Preferred, Administration and Service Plans to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Preferred, Administration and Service Plans provide for compensation to the service organizations in an amount up to
 .10%, .25% and .50% (on an annualized basis), respectively, of the average daily net asset value of the respective shares.
                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1998
(Unaudited)
---------------------------------------  ---------------------------------------

5.LINE OF CREDIT FACILITY
The Funds participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. During the six months ended June 30, 1998, the Funds did not have any borrowings under this facility.

6.REPURCHASE AGREEMENTS
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at a custodian.

7.JOINT REPURCHASE AGREEMENT ACCOUNTS
The Funds, together with other registered investment companies having management agreements with GSAM or its affiliates, transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements.
 At June 30, 1998, the Prime Obligations, Money Market, Premium Money Market, Treasury Obligations and Government Funds had undivided interests in the repurchase agreements in the following joint account, which equaled $176,300,000, $104,600,000, $88,200,000, $2,039,000,000 and $152,000,000 in
principal amount, respectively. At June 30, 1998, the repurchase agreements in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date), were as follows:

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost
---------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette, Inc., dated 06/30/98, repurchase price
 $700,113,750 (total collateral value $714,000,528 consisting of U.S.
 Treasury Stripped Interest Only Securities: 08/15/98-05/15/08; U.S.
 Treasury Stripped Principal Only Securities: 7.75%-11.63%, 02/15/99-
 08/15/05)
$700,000,000             5.85%                    07/01/1998                     $700,000,000
Morgan Stanley Dean Witter, Inc., dated 06/30/98, repurchase price
 $825,136,354 (total collateral value $841,583,488 consisting of U.S.
 Treasury Bills: 10/08/98-04/29/99)
 825,000,000             5.95                     07/01/1998                      825,000,000
Salomon-Smith Barney, dated 06/30/98, repurchase price $900,148,750 (total collateral value $919,161,768 consisting of U.S. Treasury Bill: 08/20/98;
 U.S. Treasury Stripped Interest Only Securities: 05/15/05-05/15/06; U.S.
 Treasury Stripped Principal Only Security: 11.63%, 11/15/04)
 900,000,000             5.95                     07/01/1998                      900,000,000
Swiss Bank Corp., dated 06/30/98, repurchase price $983,759,835 (total collateral value $1,004,172,534 consisting of U.S. Treasury Inflation
 Indexed Notes: 3.38%-3.63%, 07/15/02-01/15/08, U.S. Treasury Notes:
 5.13%-8.88%, 11/15/98-05/15/07)
 983,600,000             5.85                     07/01/1998                      983,600,000
---------------------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account                                       $3,408,600,000
---------------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

At June 30, 1998, the Prime Obligations and Money Market Funds had undivided interests in the repurchase agreements in the following joint account, which equaled $400,000,000 and $50,000,000 in principal amount, respectively. At June 30, 1998, the repurchase agreements in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date), were as follows:

Principal              Interest                    Maturity                      Amortized
Amount                   Rate                        Date                           Cost
---------------------------------------------------------------------------------------------
CIBC Oppenheimer, Inc., dated 06/30/98, repurchase price $250,039,583
 (total collateral value $255,475,165 consisting of FHLMC:
 7.00%, 12/01/27)
$250,000,000             5.70%                    07/01/1998                   $  250,000,000
Lehman Brothers Inc., dated 06/30/98, repurchase price $300,050,000 (total collateral value $305,999,913 consisting of FHLMC: 6.00%-12.50%,
 09/01/98-06/01/28; FNMA: 6.00%-9.50%, 03/01/02-08/01/26)
 300,000,000             6.00                     07/01/1998                      300,000,000
Lehman Brothers Inc., dated 06/30/98, repurchase price $270,043,875 (total collateral value $275,398,468 consisting of FHLMC: 5.50%-12.00%,
 10/01/98-11/01/27; FNMA: 6.29%-9.50%, 05/01/02-07/01/25)
 270,000,000             5.85                     07/01/1998                      270,000,000
Salomon-Smith Barney, dated 06/30/98, repurchase price $264,442,231 (total collateral value $269,848,754 consisting of U.S. Treasury Stripped
 Interest Only Security: 05/14/04; U.S. Treasury Stripped Principal Only
 Securities: 7.50%-8.75%, 08/15/00-11/15/01)
 264,400,000             5.75                     07/01/1998                      264,400,000
---------------------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account II                                    $1,084,400,000
---------------------------------------------------------------------------------------------

8.OTHER MATTERS
Pursuant to an SEC exemptive order, certain of the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman, Sachs & Co. subject to certain limitations as follows: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.
                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1998
(Unaudited)

--------------------------------------------------------------------------------

9. SUMMARY OF SHARE TRANSACTIONS
Share activity for the six months ended June 30, 1998 is as follows:

                                   PRIME                           PREMIUM
                                OBLIGATIONS     MONEY MARKET     MONEY MARKET
                                   FUND             FUND             FUND
 FST SHARES:
 Shares sold                   22,603,760,928   30,070,649,979   1,277,994,827
 Reinvestment of dividends
  and distributions                38,373,839       73,914,649       4,880,003
 Shares repurchased           (22,145,268,408) (30,128,614,402) (1,301,706,510)
-------------------------------------------------------------------------------
                                  496,866,359       15,950,226     (18,831,680)
-------------------------------------------------------------------------------
 FST PREFERRED SHARES:
 Shares sold                      614,566,920      312,542,020     149,443,352
 Reinvestment of dividends
  and distributions                   491,431        1,681,091       1,506,709
 Shares repurchased              (626,018,102)    (270,326,686)     (6,060,803)
-------------------------------------------------------------------------------
                                  (10,959,751)      43,896,425     144,889,258
-------------------------------------------------------------------------------
 FST ADMINISTRATION SHARES:
 Shares sold                    1,144,991,597    1,215,262,813       6,718,381
 Reinvestment of dividends
  and distributions                 2,382,671        7,204,185           6,501
 Shares repurchased            (1,110,412,611)  (1,113,283,370)        (35,161)
-------------------------------------------------------------------------------
                                   36,961,657      109,183,628       6,689,721
-------------------------------------------------------------------------------
 FST SERVICE SHARES:
 Shares sold                    1,582,525,933      605,900,820      18,207,406
 Reinvestment of dividends
  and distributions                 2,838,187        1,747,446          13,886
 Shares repurchased            (1,530,702,889)    (625,065,126)     (9,813,874)
-------------------------------------------------------------------------------
                                   54,661,231      (17,416,860)      8,407,418
-------------------------------------------------------------------------------
 Net increase (decrease) in
  shares                          577,529,496      151,613,419     141,154,717
-------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


     TREASURY         TREASURY                                        TAX-FREE
   OBLIGATIONS      INSTRUMENTS      GOVERNMENT       FEDERAL       MONEY MARKET
       FUND             FUND            FUND            FUND            FUND
  16,439,304,500      913,719,454   9,793,430,920   3,684,526,338   3,662,616,153
      28,866,643        2,560,395      14,332,274      16,510,073       7,047,656
 (15,341,497,104)  (1,126,193,909) (9,902,109,269) (3,536,848,884) (3,422,026,668)
----------------------------------------------------------------------------------
   1,126,674,039     (209,914,060)    (94,346,075)    164,187,527     247,637,141
----------------------------------------------------------------------------------
   1,010,165,423              --      307,008,296     110,282,150     292,683,553
       2,779,857               39         480,714       5,357,060          72,347
    (994,161,146)             --     (221,513,377)    (94,718,014)   (223,517,718)
----------------------------------------------------------------------------------
      18,784,134               39      85,975,633      20,921,196      69,238,182
----------------------------------------------------------------------------------
   2,767,697,061       52,033,645   2,303,636,749   1,012,188,618     298,845,625
       6,954,462          361,356       1,844,679       2,313,336         759,140
  (2,654,950,416)     (36,789,446) (1,962,976,878) (1,185,064,679)   (277,267,547)
----------------------------------------------------------------------------------
     119,701,107       15,605,555     342,504,550    (170,562,725)     22,337,218
----------------------------------------------------------------------------------
   2,551,025,444       26,844,969   1,675,915,135   1,063,301,611     165,058,932
       6,612,138            4,236       1,471,760       2,580,398         244,302
  (2,508,481,379)     (30,109,662) (1,492,740,776) (1,048,647,477)   (165,582,367)
----------------------------------------------------------------------------------
      49,156,203       (3,260,457)    184,646,119      17,234,532        (279,133)
----------------------------------------------------------------------------------
   1,314,315,483     (197,568,923)    518,780,227      31,780,530     338,933,408
----------------------------------------------------------------------------------


---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1998

--------------------------------------------------------------------------------

Share activity for the year ended December 31, 1997 is as follows:

                                   PRIME                           PREMIUM
                                OBLIGATIONS     MONEY MARKET    MONEY MARKET
                                   FUND             FUND           FUND(A)
 FST SHARES:
 Shares sold                   47,147,215,061   63,982,789,001  1,031,854,202
 Reinvestment of dividends
  and distributions               103,377,234      118,914,805      1,491,071
 Shares repurchased           (47,284,643,891) (62,295,549,107)  (815,152,881)
------------------------------------------------------------------------------
                                  (34,051,596)   1,806,154,699    218,192,392
------------------------------------------------------------------------------
 FST PREFERRED SHARES:
 Shares sold                    1,624,299,212      754,498,086        553,233
 Reinvestment of dividends
  and distributions                 1,010,173        1,861,300          4,594
 Shares repurchased            (1,599,668,091)    (753,611,334)           --
------------------------------------------------------------------------------
                                   25,641,294        2,748,052        557,827
------------------------------------------------------------------------------
 FST ADMINISTRATION SHARES:
 Shares sold                    2,052,177,068    2,237,080,367     42,641,449
 Reinvestment of dividends
  and distributions                 4,016,672       11,388,582             27
 Shares repurchased            (2,030,483,474)  (2,192,980,303)   (41,184,778)
------------------------------------------------------------------------------
                                   25,710,266       55,488,646      1,456,698
------------------------------------------------------------------------------
 FST SERVICE SHARES:
 Shares sold                    2,355,724,259    1,079,579,640        814,346
 Reinvestment of dividends
  and distributions                 4,049,249        1,949,756             26
 Shares repurchased            (2,298,794,068)    (999,602,253)           --
------------------------------------------------------------------------------
                                   60,979,440       81,927,143        814,372
------------------------------------------------------------------------------
 Net increase in shares            78,279,404    1,946,318,540    221,021,289
------------------------------------------------------------------------------

(a) Commencement date of operations for the Premium Money Market, Treasury Instruments and the Federal Fund was August 1, 1997, March 3, 1997 and February 28, 1997, respectively.

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


     TREASURY         TREASURY                                         TAX-FREE
   OBLIGATIONS      INSTRUMENTS      GOVERNMENT        FEDERAL       MONEY MARKET
       FUND           FUND(A)           FUND           FUND(A)           FUND
  21,293,469,586    1,757,063,242   16,068,538,976   4,332,722,729   6,019,992,055
      39,794,793        2,990,503       25,573,363      11,815,388       6,844,739
 (21,406,328,023)  (1,263,635,000) (15,474,321,199) (3,218,857,211) (5,528,265,772)
-----------------------------------------------------------------------------------
     (73,063,644)     496,418,745      619,791,140   1,125,680,906     498,571,022
-----------------------------------------------------------------------------------
   1,389,183,384            1,500      141,301,549     300,365,996     271,642,865
       1,089,957               39          164,952       2,470,479          87,192
  (1,191,548,937)             --      (134,432,139)   (108,461,498)   (265,308,952)
-----------------------------------------------------------------------------------
     198,724,404            1,539        7,034,362     194,374,977       6,421,105
-----------------------------------------------------------------------------------
   5,271,440,356        9,051,015    2,286,537,497   1,298,319,389     271,268,796
      12,077,349            5,093        2,533,048       1,136,485         865,271
  (5,081,525,991)      (4,897,093)  (2,134,371,808)   (674,121,929)   (220,746,099)
-----------------------------------------------------------------------------------
     201,991,714        4,159,015      154,698,737     625,333,945      51,387,968
-----------------------------------------------------------------------------------
   2,947,325,143      120,636,945    2,345,825,445   1,244,406,778     293,225,369
       8,962,690            5,635        1,966,064       1,747,321         598,391
  (2,863,849,159)    (100,466,241)  (1,991,142,040) (1,017,707,130)   (271,100,669)
-----------------------------------------------------------------------------------
      92,438,674       20,176,339      356,649,469     228,446,969      22,723,091
-----------------------------------------------------------------------------------
     420,091,148      520,755,638    1,138,173,708   2,173,836,797     579,103,186
-----------------------------------------------------------------------------------


---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund
-------------------------------------------------------------------------------

                            INCOME FROM INVESTMENT OPERATIONS(D)
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                    NET ASSET
                  VALUE AT     NET         GAIN      INCOME FROM  DISTRIBUTIONS  VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT        TO           END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS(D) OF PERIOD RETURN(A)
            -----------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------
1998-FST shares     $1.00    $0.0273      $  --        $0.0273      $(0.0273)      $1.00     5.59%(b)
1998-FST Pre-
ferred shares        1.00     0.0269         --         0.0269       (0.0269)       1.00     5.46 (b)
1998-FST Admin-
istration shares     1.00     0.0261         --         0.0261       (0.0261)       1.00     5.32 (b)
1998-FST Service
shares               1.00     0.0249         --         0.0249       (0.0249)       1.00     5.06 (b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........     1.00     0.0546         --         0.0546       (0.0546)       1.00     5.60
1997-FST Pre-
ferred shares...     1.00     0.0538         --         0.0538       (0.0538)       1.00     5.50
1997-FST Admin-
istration
shares..........     1.00     0.0522         --         0.0522       (0.0522)       1.00     5.34
1997-FST Service
shares..........     1.00     0.0498         --         0.0498       (0.0498)       1.00     5.08
-----------------------------------------------------------------------------------------------------
1996-FST
shares..........     1.00     0.0529         --         0.0529       (0.0529)       1.00     5.41
1996-FST Pre-
ferred
Shares (c)......     1.00     0.0346         --         0.0346       (0.0346)       1.00     5.28 (b)
1996-FST Admin-
istration
shares..........     1.00     0.0506         --         0.0506       (0.0506)       1.00     5.14
1996-FST Service
shares..........     1.00     0.0478         --         0.0478       (0.0478)       1.00     4.88
-----------------------------------------------------------------------------------------------------
1995-FST
shares..........     1.00     0.0586         --         0.0586       (0.0586)       1.00     6.02
1995-FST Admin-
istration
shares..........     1.00     0.0559         --         0.0559       (0.0559)       1.00     5.75
1995-FST Service
shares..........     1.00     0.0533         --         0.0533       (0.0533)       1.00     5.49
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (e)......     1.00     0.0401         --         0.0401       (0.0401)       1.00     4.38 (b)
1994-FST Admin-
istration
Shares (e)......     1.00     0.0383         --         0.0383       (0.0383)       1.00     4.12 (b)
1994-FST Service
shares (e)......     1.00     0.0364         --         0.0364       (0.0364)       1.00     3.86 (b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST
shares..........     1.00     0.0311      0.0002        0.0313       (0.0313)       1.00     3.18
1994-FST Admin-
istration
shares..........     1.00     0.0286      0.0002        0.0288       (0.0288)       1.00     2.92
1994-FST Service
shares..........     1.00     0.0261      0.0002        0.0263       (0.0263)       1.00     2.66
-----------------------------------------------------------------------------------------------------
1993-FST
shares..........     1.00     0.0360      0.0007        0.0367       (0.0367)       1.00     3.75
1993-FST Admin-
istration
shares (c)           1.00     0.0068      0.0001        0.0069       (0.0069)       1.00     3.02 (b)
1993-FST Service
shares..........     1.00     0.0301      0.0007        0.0308       (0.0308)       1.00     3.23
                                                          RATIOS ASSUMING NO
                                                        WAIVER OF FEES AND NO
                                                         EXPENSE LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT   RATIO OF     INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)   ASSETS        ASSETS
            -----------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------
1998-FST shares       0.18%(b)     5.51%(b) $4,364,606    0.23%(b)      5.46%(b)
1998-FST Pre-
ferred shares         0.28(b)      5.42(b)     141,807    0.33(b)       5.37(b)
1998-FST Admin-
istration shares      0.43(b)      5.26(b)     278,569    0.48(b)       5.21(b)
1998-FST Service
shares                0.68(b)      5.01(b)     230,794    0.73(b)       4.96(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........      0.18         5.46      3,867,739    0.23          5.41
1997-FST Pre-
ferred shares...      0.28         5.38        152,767    0.33          5.33
1997-FST Admin-
istration
shares..........      0.43         5.22        241,607    0.48          5.17
1997-FST Service
shares..........      0.68         4.97        176,133    0.73          4.92
-----------------------------------------------------------------------------------------------------
1996-FST
shares..........      0.18         5.29      3,901,797    0.23          5.24
1996-FST Pre-
ferred
Shares (c)......      0.28(b)      5.19(b)     127,126    0.33(b)       5.14(b)
1996-FST Admin-
istration
shares..........      0.43         5.06        215,898    0.48          5.01
1996-FST Service
shares..........      0.68         4.78        115,114    0.73          4.73
-----------------------------------------------------------------------------------------------------
1995-FST
shares..........      0.18         5.86      3,295,791    0.22          5.82
1995-FST Admin-
istration
shares..........      0.43         5.59        147,894    0.47          5.55
1995-FST Service
shares..........      0.68         5.33         65,278    0.72          5.29
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (e)......      0.18(b)      4.38(b)   2,774,849    0.24(b)       4.32(b)
1994-FST Admin-
istration
Shares (e)......      0.43(b)      4.18(b)      66,113    0.49(b)       4.12(b)
1994-FST Service
shares (e)......      0.68(b)      3.98(b)      41,372    0.74(b)       3.92(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST
shares..........      0.17         3.11      1,831,413    0.25          3.03
1994-FST Admin-
istration
shares..........      0.42         2.86         35,250    0.50          2.78
1994-FST Service
shares..........      0.67         2.61         14,001    0.75          2.53
-----------------------------------------------------------------------------------------------------
1993-FST
shares..........      0.18         3.60        813,126    0.25          3.53
1993-FST Admin-
istration
shares (c)            0.44(b)      2.96(b)       1,124    0.52(b)       2.88(b)
1993-FST Service
shares..........      0.68         3.01            336    0.75          2.94

----

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share and FST Administration share activity commenced May 1, 1996 and November 9, 1992, respectively.
(d) Calculated based on the average shares outstanding methodology.
(e) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund
-------------------------------------------------------------------------------

                            INCOME FROM INVESTMENT OPERATIONS(D)
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                    NET ASSET
                  VALUE AT     NET         GAIN      INCOME FROM  DISTRIBUTIONS  VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT        TO           END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS(D) OF PERIOD RETURN(A)
            -----------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------
1998-FST
shares..........    $1.00    $0.0274      $    --      $0.0274      $(0.0274)      $1.00     5.59%(b)
1998-FST Pre-
ferred shares...     1.00     0.0268           --       0.0268       (0.0268)       1.00     5.49(b)
1998-FST Admin-
istration
shares..........     1.00     0.0261           --       0.0261       (0.0261)       1.00     5.32(b)
1998-FST Service
shares..........     1.00     0.0249           --       0.0249       (0.0249)       1.00     5.06(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........     1.00     0.0550           --       0.0550       (0.0550)       1.00     5.63
1997-FST Pre-
ferred shares...     1.00     0.0544           --       0.0544       (0.0544)       1.00     5.53
1997-FST Admin-
istration
shares..........     1.00     0.0526           --       0.0526       (0.0526)       1.00     5.37
1997-FST Service
shares..........     1.00     0.0499           --       0.0499       (0.0499)       1.00     5.11
-----------------------------------------------------------------------------------------------------
1996-FST
shares..........     1.00     0.0533       0.0001       0.0534       (0.0534)       1.00     5.45
1996-FST Pre-
ferred
shares (c)......     1.00     0.0348           --       0.0348       (0.0348)       1.00     5.31(b)
1996-FST Admin-
istration
shares..........     1.00     0.0504       0.0001       0.0505       (0.0505)       1.00     5.19
1996-FST Service
shares..........     1.00     0.0484           --       0.0484       (0.0484)       1.00     4.93
-----------------------------------------------------------------------------------------------------
1995-FST
Shares..........     1.00     0.0589           --       0.0589       (0.0589)       1.00     6.07
1995-FST Admin-
istration
shares..........     1.00     0.0561           --       0.0561       (0.0561)       1.00     5.80
1995-FST Service
shares (c)......     1.00     0.0231           --       0.0231       (0.0231)       1.00     5.41(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (c)......     1.00     0.0305           --       0.0305       (0.0305)       1.00     4.91(b)
1994-FST Admin-
istration
shares (c)......     1.00     0.0298           --       0.0298       (0.0298)       1.00     4.65(b)
                                                          RATIOS ASSUMING NO
                                                        WAIVER OF FEES AND NO
                                                         EXPENSE LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT   RATIO OF     INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)   ASSETS        ASSETS
            -----------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------
1998-FST
shares..........      0.18%(b)     5.52%(b) $4,362,472    0.22%(b)      5.48%(b)
1998-FST Pre-
ferred shares...      0.28(b)      5.41(b)      64,155    0.32(b)       5.37(b)
1998-FST Admin-
istration
shares..........      0.43(b)      5.26(b)     330,439    0.47(b)       5.22(b)
1998-FST Service
shares..........      0.68(b)      5.01(b)     298,887    0.72(b)       4.97(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........      0.18         5.50      4,346,519    0.23          5.45
1997-FST Pre-
ferred shares...      0.28         5.44         20,258    0.33          5.39
1997-FST Admin-
istration
shares..........      0.43         5.26        221,256    0.48          5.21
1997-FST Service
shares..........      0.68         4.99        316,304    0.73          4.94
-----------------------------------------------------------------------------------------------------
1996-FST
shares..........      0.18         5.33      2,540,366    0.23          5.28
1996-FST Pre-
ferred
shares (c)......      0.28(b)      5.23(b)      17,510    0.33(b)       5.18(b)
1996-FST Admin-
istration
shares..........      0.43         5.04        165,766    0.48          4.99
1996-FST Service
shares..........      0.68         4.84        234,376    0.73          4.79
-----------------------------------------------------------------------------------------------------
1995-FST
Shares..........      0.15         5.89      2,069,197    0.23          5.81
1995-FST Admin-
istration
shares..........      0.40         5.61        137,412    0.48          5.53
1995-FST Service
shares (c)......      0.65(b)      4.93(b)       4,219    0.73(b)       4.85(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (c)......      0.11(b)      4.88(b)     862,971    0.25(b)       4.74(b)
1994-FST Admin-
istration
shares (c)......      0.36(b)      4.82(b)      66,560    0.50(b)       4.68(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST share, FST Preferred share, FST Administration share and FST Service share activity commenced May 18, 1994, May 1, 1996, May 20, 1994 and July 14, 1995, respectively.
(d) Calculated based on the average shares outstanding methodology.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Premium Money Market Fund
-------------------------------------------------------------------------------

                            INCOME FROM INVESTMENT OPERATIONS(D)
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                    NET ASSET
                  VALUE AT     NET         GAIN      INCOME FROM  DISTRIBUTIONS  VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT        TO           END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS(D) OF PERIOD RETURN(A)
           ------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------
1998-FST
shares..........    $1.00    $0.0275        --         $0.0275      $(0.0275)      $1.00     5.59%(b)
1998-FST Pre-
ferred shares...     1.00     0.0268        --          0.0268       (0.0268)       1.00     5.49(b)
1998-FST Admin-
istration
shares..........     1.00     0.0261        --          0.0261       (0.0261)       1.00     5.32(b)
1998-FST Service
shares..........     1.00     0.0248        --          0.0248       (0.0248)       1.00     5.08(b)
FOR THE PERIOD AUGUST 1, 1997(C) THROUGH DECEMBER 31,
-----------------------------------------------------
1997-FST
shares..........     1.00     0.0235        --          0.0235       (0.0235)       1.00     5.73(b)
1997-FST Pre-
ferred Shares...     1.00     0.0228        --          0.0228       (0.0228)       1.00     5.62(b)
1997-FST Admin-
istration
shares..........     1.00     0.0223        --          0.0223       (0.0223)       1.00     5.47(b)
1997-FST Service
shares..........     1.00     0.0217        --          0.0217       (0.0217)       1.00     5.20(b)
                                                         RATIOS ASSUMING NO
                                                       WAIVER OF FEES AND NO
                                                        EXPENSE LIMITATIONS
                                                      -------------------------
                                               NET
                               RATIO OF NET ASSETS AT              RATIO OF NET
                  RATIO OF NET  INVESTMENT     END     RATIO OF     INVESTMENT
                  EXPENSES TO   INCOME TO   OF PERIOD EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET     (IN    AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS     000'S)     ASSETS        ASSETS
           ------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------
1998-FST
shares..........      0.13%(b)     5.54%(b) $199,361     0.31%(b)      5.36%(b)
1998-FST Pre-
ferred shares...      0.23(b)      5.40(b)   145,447     0.41(b)       5.22(b)
1998-FST Admin-
istration
shares..........      0.38(b)      5.26(b)     8,146     0.56(b)       5.08(b)
1998-FST Service
shares..........      0.63(b)      5.01(b)     9,222     0.81(b)       4.83(b)
FOR THE PERIOD AUGUST 1, 1997(C) THROUGH DECEMBER 31,
-----------------------------------------------------
1997-FST
shares..........      0.08(b)      5.59(b)   218,192     0.43(b)       5.24(b)
1997-FST Pre-
ferred Shares...      0.18(b)      5.50(b)       558     0.53(b)       5.15(b)
1997-FST Admin-
istration
shares..........      0.33(b)      5.33(b)     1,457     0.68(b)       4.98(b)
1997-FST Service
shares..........      0.58(b)      5.17(b)       814     0.93(b)       4.82(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) Commencement of operations.
(d) Calculated based on the average shares outstanding methodology.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund
-------------------------------------------------------------------------------

                            INCOME FROM INVESTMENT OPERATIONS(D)
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                    NET ASSET
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM  DISTRIBUTIONS  VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT        TO           END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS(D) OF PERIOD RETURN(A)
            -----------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------
1998-FST
shares..........    $1.00    $0.0267     $ 0.0001      $0.0268      $(0.0268)      $1.00     5.49%(b)
1998-FST Pre-
ferred shares...     1.00     0.0273       0.0001       0.0274       (0.0274)       1.00     5.38(b)
1998-FST Admin-
istration
shares..........     1.00     0.0255       0.0001       0.0256       (0.0256)       1.00     5.22(b)
1998-FST Service
shares..........     1.00     0.0243       0.0001       0.0244       (0.0244)       1.00     4.96(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........     1.00     0.0536       0.0001       0.0537       (0.0537)       1.00     5.50
1997-FST Pre-
ferred shares...     1.00     0.0532       0.0001       0.0533       (0.0533)       1.00     5.40
1997-FST Admin-
istration
shares..........     1.00     0.0512       0.0001       0.0513       (0.0513)       1.00     5.24
1997-FST Service
shares..........     1.00     0.0487       0.0001       0.0488       (0.0488)       1.00     4.98
-----------------------------------------------------------------------------------------------------
1996-FST
shares..........     1.00     0.0522       0.0003       0.0525       (0.0524)       1.00     5.35
1996-FST Pre-
ferred
shares (c)......     1.00     0.0342       0.0001       0.0343       (0.0343)       1.00     5.24(b)
1996-FST Admin-
istration shares
 ................     1.00     0.0497       0.0002       0.0499       (0.0498)       1.00     5.09
1996-FST Service
shares .........     1.00     0.0472       0.0002       0.0474       (0.0474)       1.00     4.83
-----------------------------------------------------------------------------------------------------
1995-FST shares
 ................     1.00     0.0573       0.0005       0.0578       (0.0578)       1.00     5.96
1995-FST Admin-
istration shares
 ................     1.00     0.0547       0.0005       0.0552       (0.0552)       1.00     5.69
1995-FST Service
shares .........     1.00     0.0521       0.0005       0.0526       (0.0526)       1.00     5.43
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (e)......     1.00     0.0379      (0.0001)      0.0378       (0.0378)       1.00     4.23(b)
1994-FST Admin-
istration
shares (e)......     1.00     0.0388      (0.0001)      0.0387       (0.0387)       1.00     3.97(b)
1994-FST Service
shares (e)......     1.00     0.0349      (0.0001)      0.0348       (0.0348)       1.00     3.71(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST
shares..........     1.00     0.0301       0.0007       0.0308       (0.0307)       1.00     3.11
1994-FST Admin-
istration shares
 ................     1.00     0.0276       0.0006       0.0282       (0.0281)       1.00     2.85
1994-FST Service
shares .........     1.00     0.0251       0.0008       0.0259       (0.0256)       1.00     2.60
-----------------------------------------------------------------------------------------------------
1993-FST shares
 ................     1.00     0.0342       0.0012       0.0354       (0.0355)       1.00     3.69
1993-FST Admin-
istration
shares (c)......     1.00     0.0009           --       0.0009       (0.0009)       1.00     2.83(b)
1993-FST Service
shares .........     1.00     0.0296       0.0016       0.0312       (0.0309)       1.00     3.17
                                                          RATIOS ASSUMING NO
                                                        WAIVER OF FEES AND NO
                                                         EXPENSE LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT   RATIO OF     INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)   ASSETS        ASSETS
            -----------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------
1998-FST
shares..........      0.18%(b)     5.37%(b) $3,344,701    0.23%(b)      5.32%(b)
1998-FST Pre-
ferred shares...      0.28(b)      5.51(b)     264,148    0.33(b)       5.46(b)
1998-FST Admin-
istration
shares..........      0.43(b)      5.15(b)     858,599    0.48(b)       5.10(b)
1998-FST Service
shares..........      0.68(b)      4.89(b)     362,158    0.73(b)       4.84(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........      0.18         5.36      2,217,943    0.23          5.31
1997-FST Pre-
ferred shares...      0.28         5.32        245,355    0.33          5.27
1997-FST Admin-
istration
shares..........      0.43         5.12        738,865    0.48          5.07
1997-FST Service
shares..........      0.68         4.87        312,991    0.73          4.82
-----------------------------------------------------------------------------------------------------
1996-FST
shares..........      0.18         5.22      2,291,051    0.24          5.16
1996-FST Pre-
ferred
shares (c)......      0.28(b)      5.11(b)      46,637    0.34(b)       5.05(b)
1996-FST Admin-
istration shares
 ................      0.43         4.97        536,895    0.49          4.91
1996-FST Service
shares .........      0.68         4.72        220,560    0.74          4.66
-----------------------------------------------------------------------------------------------------
1995-FST shares
 ................      0.18         5.73      1,587,715    0.23          5.68
1995-FST Admin-
istration shares
 ................      0.43         5.47        283,186    0.48          5.42
1995-FST Service
shares .........      0.68         5.21        139,117    0.73          5.16
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (e)......      0.18(b)      4.13(b)     958,196    0.25(b)       4.06(b)
1994-FST Admin-
istration
shares (e)......      0.43(b)      4.24(b)      82,124    0.50(b)       4.17(b)
1994-FST Service
shares (e)......      0.68(b)      3.82(b)      81,162    0.75(b)       3.75(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST
shares..........      0.17         3.01        812,420    0.24          2.94
1994-FST Admin-
istration shares
 ................      0.42         2.76         24,485    0.49          2.69
1994-FST Service
shares .........      0.67         2.51         35,656    0.74          2.44
-----------------------------------------------------------------------------------------------------
1993-FST shares
 ................      0.18         3.42        776,181    0.26          3.34
1993-FST Admin-
istration
shares (c)......      0.43(b)      2.83(b)           1    0.51(b)       2.75(b)
1993-FST Service
shares .........      0.68         2.96          5,155    0.76          2.88

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share and FST Administration share activity commenced May 1, 1996 and January 21, 1993, respectively.
(d) Calculated based on the average shares outstanding methodology.
(e) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund
-------------------------------------------------------------------------------

                            INCOME FROM INVESTMENT OPERATIONS(D)
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                    NET ASSET
                  VALUE AT     NET         GAIN      INCOME FROM  DISTRIBUTIONS  VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT        TO           END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS(D) OF PERIOD RETURN(A)
           ------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------
1998-FST
shares..........    $1.00    $0.0252      $0.0002      $0.0254      $(0.0254)      $1.00     5.18%(b)
1998-FST Pre-
ferred shares...     1.00     0.0256           --       0.0256       (0.0256)       1.00     5.08(b)
1998-FST Admin-
istration
shares..........     1.00     0.0241       0.0002       0.0243       (0.0243)       1.00     4.92(b)
1998-FST Service
shares..........     1.00     0.0227       0.0002       0.0229       (0.0229)       1.00     4.68(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1997-FST
shares (c)......     1.00     0.0423       0.0004       0.0427       (0.0427)       1.00     5.25(b)
1997-FST Pre-
ferred
shares (c)......     1.00     0.0296           --       0.0296       (0.0296)       1.00     5.13(b)
1997-FST Admin-
istration
shares (c)......     1.00     0.0364       0.0003       0.0367       (0.0367)       1.00     4.99(b)
1997-FST Service
shares (c)......     1.00     0.0380       0.0003       0.0383       (0.0383)       1.00     4.71(b)
                                                         RATIOS ASSUMING NO
                                                       WAIVER OF FEES AND NO
                                                        EXPENSE LIMITATIONS
                                                      -------------------------
                                               NET
                               RATIO OF NET ASSETS AT              RATIO OF NET
                  RATIO OF NET  INVESTMENT     END     RATIO OF     INVESTMENT
                  EXPENSES TO   INCOME TO   OF PERIOD EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET     (IN    AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS     000'S)     ASSETS        ASSETS
           ------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------
1998-FST
shares..........      0.18%(b)     5.08%(b) $286,503     0.29%(b)      4.97%(b)
1998-FST Pre-
ferred shares...      0.28(b)      5.01(b)         2     0.39(b)       4.90(b)
1998-FST Admin-
istration
shares..........      0.43(b)      4.85(b)    19,766     0.54(b)       4.74(b)
1998-FST Service
shares..........      0.68(b)      4.58(b)    16,916     0.79(b)       4.47(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1997-FST
shares (c)......      0.18(b)      5.09(b)   496,419     0.29(b)       4.98(b)
1997-FST Pre-
ferred
shares (c)......      0.28(b)      5.00(b)         2     0.39(b)       4.89(b)
1997-FST Admin-
istration
shares (c)......      0.43(b)      4.84(b)     4,159     0.54(b)       4.73(b)
1997-FST Service
shares (c)......      0.68(b)      4.62(b)    20,177     0.79(b)       4.51(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST share, FST Preferred share, FST Administration share, and FST Service share activity commenced March 3, 1997, May 30, 1997, April 1, 1997, and March 5, 1997, respectively.
(d) Calculated based on the average shares outstanding methodology.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund
-------------------------------------------------------------------------------

                            INCOME FROM INVESTMENT OPERATIONS(D)
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                    NET ASSET
                  VALUE AT     NET         GAIN      INCOME FROM  DISTRIBUTIONS  VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT        TO           END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS(D) OF PERIOD RETURN(A)
            -----------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------
1998-FST
shares..........    $1.00    $0.0270      $   --       $0.0270      $(0.0270)      $1.00     5.51%(b)
1998-FST Pre-
ferred shares...     1.00     0.0264          --        0.0264       (0.0264)       1.00     5.40(b)
1998-FST Admin-
istration
shares..........     1.00     0.0258          --        0.0258       (0.0258)       1.00     5.26(b)
1998-FST Service
shares..........     1.00     0.0245          --        0.0245       (0.0245)       1.00     5.00(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........     1.00     0.0541          --        0.0541       (0.0541)       1.00     5.54
1997-FST Pre-
ferred shares...     1.00     0.0534          --        0.0534       (0.0534)       1.00     5.43
1997-FST Admin-
istration
shares..........     1.00     0.0515          --        0.0515       (0.0515)       1.00     5.28
1997-FST Service
shares..........     1.00     0.0491          --        0.0491       (0.0491)       1.00     5.02
-----------------------------------------------------------------------------------------------------
1996-FST
shares..........     1.00     0.0525      0.0001        0.0526       (0.0526)       1.00     5.38
1996-FST Pre-
ferred
shares (c)......     1.00     0.0344      0.0001        0.0345       (0.0345)       1.00     5.26(b)
1996-FST Admin-
istration
shares..........     1.00     0.0501      0.0001        0.0502       (0.0502)       1.00     5.12
1996-FST Service
shares..........     1.00     0.0474      0.0001        0.0475       (0.0475)       1.00     4.86
-----------------------------------------------------------------------------------------------------
1995-FST
shares..........     1.00     0.0581      0.0001        0.0582       (0.0582)       1.00     6.00
1995-FST Admin-
istration
shares..........     1.00     0.0554      0.0001        0.0555       (0.0555)       1.00     5.74
1995-FST Service
shares (c)......     1.00     0.0320          --        0.0320       (0.0320)       1.00     5.40(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (e)......     1.00     0.0424          --        0.0424       (0.0424)       1.00     4.36(b)
1994-FST Admin-
istration
shares (e)......     1.00     0.0426          --        0.0426       (0.0426)       1.00     4.10(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993-FST
shares (c)......     1.00     0.0256      0.0001        0.0257       (0.0257)       1.00     3.14(b)
1993-FST Admin-
istration
shares (c)......     1.00     0.0120      0.0001        0.0121       (0.0121)       1.00     2.87(b)
                                                          RATIOS ASSUMING NO
                                                        WAIVER OF FEES AND NO
                                                         EXPENSE LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT   RATIO OF     INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)   ASSETS        ASSETS
            -----------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------
1998-FST
shares..........      0.18%(b)     5.45%(b) $1,384,193    0.23%(b)      5.40%(b)
1998-FST Pre-
ferred shares...      0.28(b)      5.33(b)      93,122    0.33(b)       5.28(b)
1998-FST Admin-
istration
shares..........      0.43(b)      5.20(b)     642,309    0.48(b)       5.15(b)
1998-FST Service
shares..........      0.68(b)      4.95(b)     764,846    0.73(b)       4.90(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........      0.18         5.41      1,478,539    0.24          5.35
1997-FST Pre-
ferred shares...      0.28         5.34          7,147    0.34          5.28
1997-FST Admin-
istration
shares..........      0.43         5.15        299,804    0.49          5.09
1997-FST Service
shares..........      0.68         4.91        580,200    0.74          4.85
-----------------------------------------------------------------------------------------------------
1996-FST
shares..........      0.18         5.25        858,769    0.24          5.19
1996-FST Pre-
ferred
shares (c)......      0.28(b)      5.14(b)         112    0.34(b)       5.08(b)
1996-FST Admin-
istration
shares..........      0.43         5.01        145,108    0.49          4.95
1996-FST Service
shares..........      0.68         4.74        223,554    0.74          4.68
-----------------------------------------------------------------------------------------------------
1995-FST
shares..........      0.18         5.81        743,884    0.24          5.75
1995-FST Admin-
istration
shares..........      0.43         5.54         82,386    0.49          5.48
1995-FST Service
shares (c)......      0.68(b)      5.08(b)      14,508    0.74(b)       5.02(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (e)......      0.15(b)      4.64(b)     258,350    0.25(b)       4.54(b)
1994-FST Admin-
istration
shares (e)......      0.40(b)      4.67(b)      54,253    0.50(b)       4.57(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1993-FST
shares (c)......      0.08(b)      3.10(b)      44,697    0.59(b)       2.59(b)
1993-FST Admin-
istration
shares (c)......      0.35(b)      2.85(b)      14,126    0.76(b)       2.44(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST share, FST Preferred share, FST Administration share and FST Service share activity commenced April 6, 1993, May 1, 1996, September 1, 1993 and May 16, 1995, respectively.
(d) Calculated based on the average shares outstanding methodology.
(e) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund
-------------------------------------------------------------------------------

                                  INCOME FROM INVESTMENT
                                       OPERATIONS(D)
                            -----------------------------------
                  NET ASSET            NET REALIZED    TOTAL                    NET ASSET
                  VALUE AT     NET       GAIN ON    INCOME FROM  DISTRIBUTIONS  VALUE AT
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT        TO           END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  SHAREHOLDERS(D) OF PERIOD RETURN(A)
             ---------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------
1998-FST
shares..........    $1.00    $0.0267       $ --       $0.0267      $(0.0267)      $1.00     5.44%(b)
1998-FST Pre-
ferred shares...     1.00     0.0261         --        0.0261       (0.0261)       1.00     5.34(b)
1998-FST
Administration
shares..........     1.00     0.0256         --        0.0256       (0.0256)       1.00     5.18(b)
1998-FST Service
shares..........     1.00     0.0242         --        0.0242       (0.0242)       1.00     4.94(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1997-FST
shares(c).......     1.00     0.0454         --        0.0454       (0.0454)       1.00     5.51(b)
1997-FST Pre-
ferred
shares(c).......     1.00     0.0311         --        0.0311       (0.0311)       1.00     5.43(b)
1997-FST
Administration
shares(c).......     1.00     0.0388         --        0.0388       (0.0388)       1.00     5.27(b)
1997-FST Service
shares(c).......     1.00     0.0379         --        0.0379       (0.0379)       1.00     5.00(b)
                                                          RATIOS ASSUMING NO
                                                        WAIVER OF FEES AND NO
                                                         EXPENSE LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT   RATIO OF     INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)   ASSETS        ASSETS
             ---------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------
1998-FST
shares..........      0.18%(b)     5.39%(b) $1,289,868    0.23%(b)      5.34%(b)
1998-FST Pre-
ferred shares...      0.28(b)      5.27(b)     215,296    0.33(b)       5.22(b)
1998-FST
Administration
shares..........      0.43(b)      5.16(b)     454,771    0.48(b)       5.11(b)
1998-FST Service
shares..........      0.68(b)      4.87(b)     245,682    0.73(b)       4.82(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1997-FST
shares(c).......      0.18(b)      5.39(b)   1,125,681    0.27(b)       5.30(b)
1997-FST Pre-
ferred
shares(c).......      0.28(b)      5.26(b)     194,375    0.37(b)       5.17(b)
1997-FST
Administration
shares(c).......      0.43(b)      5.15(b)     625,334    0.52(b)       5.06(b)
1997-FST Service
shares(c).......      0.68(b)      4.78(b)     228,447    0.77(b)       4.69(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST share, FST Preferred share, FST Administration share, and FST Service share activity commenced February 28, 1997, May 30, 1997, April 1, 1997 and March 25, 1997, respectively.
(d) Calculated based on the average shares outstanding methodology.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund
-------------------------------------------------------------------------------

                            INCOME FROM INVESTMENT OPERATIONS(D)
                            ------------------------------------
                  NET ASSET            NET REALIZED     TOTAL                    NET ASSET
                  VALUE AT     NET         GAIN      INCOME FROM  DISTRIBUTIONS  VALUE AT
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT        TO           END      TOTAL
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS(D) OF PERIOD RETURN(A)
            -----------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------
1998-FST
shares..........    $1.00    $0.0169       $ --        $0.0169      $(0.0169)      $1.00     3.43%(b)
1998-FST Pre-
ferred shares...     1.00     0.0163         --         0.0163       (0.0163)       1.00     3.33(b)
1998-FST Admin-
istration
shares..........     1.00     0.0157         --         0.0157       (0.0157)       1.00     3.17(b)
1998-FST Service
shares..........     1.00     0.0144         --         0.0144       (0.0144)       1.00     2.92(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........     1.00     0.0350         --         0.0350       (0.0350)       1.00     3.54
1997-FST Pre-
ferred shares...     1.00     0.0339         --         0.0339       (0.0339)       1.00     3.43
1997-FST Admin-
istration
shares..........     1.00     0.0327         --         0.0327       (0.0327)       1.00     3.28
1997-FST Service
shares..........     1.00     0.0301         --         0.0301       (0.0301)       1.00     3.02
1996-FST
shares..........     1.00     0.0335         --         0.0335       (0.0335)       1.00     3.39
1996-FST Pre-
ferred shares(c)     1.00     0.0218         --         0.0218       (0.0218)       1.00     3.30(b)
1996-FST Admin-
istration
shares .........     1.00     0.0310         --         0.0310       (0.0310)       1.00     3.13
1996-FST Service
shares..........     1.00     0.0285         --         0.0285       (0.0285)       1.00     2.88
1995-FST
shares..........     1.00     0.0381         --         0.0381       (0.0381)       1.00     3.89
1995-FST Admin-
istration
shares..........     1.00     0.0354         --         0.0354       (0.0354)       1.00     3.63
1995-FST Service
shares..........     1.00     0.0332         --         0.0332       (0.0332)       1.00     3.38
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (c)......     1.00     0.0156         --         0.0156       (0.0156)       1.00     3.41(b)
1994-FST Admin-
istration
shares (c)......     1.00     0.0136         --         0.0136       (0.0136)       1.00     3.19(b)
1994-FST Service
shares (c)......     1.00     0.0091         --         0.0091       (0.0091)       1.00     3.11(b)
                                                          RATIOS ASSUMING NO
                                                        WAIVER OF FEES AND NO
                                                         EXPENSE LIMITATIONS
                                                       -------------------------
                               RATIO OF NET    NET                  RATIO OF NET
                  RATIO OF NET  INVESTMENT  ASSETS AT   RATIO OF     INVESTMENT
                  EXPENSES TO   INCOME TO      END     EXPENSES TO   INCOME TO
                  AVERAGE NET  AVERAGE NET  OF PERIOD  AVERAGE NET  AVERAGE NET
                     ASSETS       ASSETS    (IN 000'S)   ASSETS        ASSETS
            -----------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------
1998-FST
shares..........      0.18%(b)     3.41%(b) $1,187,048    0.23%(b)      3.36%(b)
1998-FST Pre-
ferred shares...      0.28(b)      3.30(b)     104,390    0.33(b)       3.25(b)
1998-FST Admin-
istration
shares..........      0.43(b)      3.16(b)     125,387    0.48(b)       3.11(b)
1998-FST Service
shares..........      0.68(b)      2.91(b)      42,299    0.73(b)       2.86(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-FST
shares..........      0.18         3.50        939,407    0.24          3.44
1997-FST Pre-
ferred shares...      0.28         3.39         35,152    0.34          3.33
1997-FST Admin-
istration
shares..........      0.43         3.27        103,049    0.49          3.21
1997-FST Service
shares..........      0.68         3.01         42,578    0.74          2.95
1996-FST
shares..........      0.18         3.35        440,838    0.23          3.30
1996-FST Pre-
ferred shares(c)      0.28(b)      3.26(b)      28,731    0.33(b)       3.21(b)
1996-FST Admin-
istration
shares .........      0.43         3.10         51,661    0.48          3.05
1996-FST Service
shares..........      0.68         2.85         19,855    0.73          2.80
1995-FST
shares..........      0.14         3.81        448,367    0.24          3.71
1995-FST Admin-
istration
shares..........      0.39         3.54         20,939    0.49          3.44
1995-FST Service
shares..........      0.64         3.32         19,860    0.74          3.22
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (c)......      0.07(b)      3.42(b)     183,570    0.31(b)       3.18(b)
1994-FST Admin-
istration
shares (c)......      0.32(b)      3.25(b)       2,042    0.56(b)       3.01(b)
1994-FST Service
shares (c)......      0.57(b)      3.32(b)       2,267    0.81(b)       3.08(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST share, FST Preferred share, FST Administration share and FST Service share activity commenced July 19, 1994, May 1, 1996, August 1, 1994 and September 23, 1994, respectively.
(d) Calculated based on the average shares outstanding methodology.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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                                       44

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--------------------------------------------------------------------------------
This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Financial Square
Funds Prospectus which contains facts concerning each Fund's objectives and policies, management, expenses and other information.

--------------------------------------------------------------------------------

Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel




Douglas C. Grip, President
Jesse Cole, Vice President
James A. Fitpatrick, Vice President
Anne Marcel, Vice President
Nancy L. Mucker, Vice President
John M. Perlowski, Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary



Investment Adviser,
Distributor and Transfer Agent


                                           Goldman Sachs Funds          Goldman
                                One New York Plaza, 41st Floor            Sachs
                                            New York, NY 10004           [LOGO]